UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-10385

Pacific Funds
(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660
(Address of principal executive offices)

Robin S. Yonis
Vice President and Investment Counsel of
Pacific Life Insurance Company
700 Newport Center Drive
Post Office Box 9000
Newport Beach, CA 92660
(Name and address of agent for service)

Copies to:

Jeffrey S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington D.C. 20006-2401

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: March 31

Date of reporting period: June 30, 2005

Item 1. Schedule of Investments.

PACIFIC FUNDS
PF PORTFOLIO OPTIMIZATION MODEL A
Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 100.54%

PF AIM Blue Chip Fund ‘A’	91,835	$933,961
PF Goldman Sachs Short Duration Bond Fund ‘A’	650,071	6,416,204
PF Lazard Mid-Cap Value Fund ‘A’	47,370	480,803
PF Lazard International Value Fund ‘A’	70,107	909,988
PF MFS International Large-Cap Fund ‘A’	36,461	455,768
PF PIMCO Inflation Managed Fund ‘A’	237,774	2,537,046
PF PIMCO Managed Bond Fund ‘A’	474,411	4,881,686
PF Pacific Life Money Market Fund ‘A’	4,359,686	4,359,686
PF Salomon Brothers Large-Cap Value Fund ‘A’	123,657	1,417,114
PF Van Kampen Comstock Fund ‘A’	56,548	691,016

Total Mutual Funds (Cost $22,822,375)		23,083,272

TOTAL INVESTMENTS - 100.54% (Cost $22,822,375)		23,083,272

OTHER ASSETS & LIABILITIES, NET - (0.54%)		(122,935)

NET ASSETS - 100.00%		$22,960,337

See explanation of symbols and terms, if any, on page 33

PACIFIC FUNDS
PF PORTFOLIO OPTIMIZATION MODEL B
Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 100.03%

PF AIM Blue Chip Fund ‘A’	373,204	$3,795,486
PF Goldman Sachs Short Duration Bond Fund ‘A’	811,278	8,007,311
PF Lazard Mid-Cap Value Fund ‘A’	143,150	1,452,971
PF Lazard International Value Fund ‘A’	325,173	4,220,749
PF MFS International Large-Cap Fund ‘A’	187,292	2,341,155
PF PIMCO Inflation Managed Fund ‘A’	488,177	5,208,844
PF PIMCO Managed Bond Fund ‘A’	785,888	8,086,783
PF Pacific Life Money Market Fund ‘A’	5,179,968	5,179,968
PF Salomon Brothers Large-Cap Value Fund ‘A’	500,479	5,735,484
PF Van Kampen Comstock Fund ‘A’	154,065	1,882,674
PF Van Kampen Mid-Cap Growth Fund ‘A’	206,993	1,947,801

Total Mutual Funds (Cost $46,703,548)		47,859,226

TOTAL INVESTMENTS - 100.03% (Cost $46,703,548)		47,859,226

OTHER ASSETS & LIABILITIES, NET - (0.03%)		(14,477)

NET ASSETS - 100.00%		$47,844,749

See explanation of symbols and terms, if any, on page 33

PACIFIC FUNDS
PF PORTFOLIO OPTIMIZATION MODEL C
Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 99.96%

PF AIM Blue Chip Fund ‘A’	1,442,627	$14,671,519
PF Goldman Sachs Short Duration Bond Fund ‘A’	1,625,939	16,048,019
PF Janus Growth LT Fund ‘A’	410,293	4,427,062
PF Lazard Mid-Cap Value Fund ‘A’	741,415	7,525,365
PF Lazard International Value Fund ‘A’	1,348,290	17,500,810
PF MFS International Large-Cap Fund ‘A’	933,213	11,665,165
PF PIMCO Inflation Managed Fund ‘A’	1,371,207	14,630,779
PF PIMCO Managed Bond Fund ‘A’	1,713,881	17,635,836
PF Pacific Life Money Market Fund ‘A’	4,384,933	4,384,933
PF Salomon Brothers Large-Cap Value Fund ‘A’	1,559,540	17,872,323
PF Van Kampen Comstock Fund ‘A’	478,821	5,851,188
PF Van Kampen Real Estate Fund ‘A’	433,892	4,642,646
PF Van Kampen Mid-Cap Growth Fund ‘A’	1,224,381	11,521,424

Total Mutual Funds (Cost $143,355,379)		148,377,069

TOTAL INVESTMENTS - 99.96% (Cost $143,355,379)		148,377,069

OTHER ASSETS & LIABILITIES, NET - 0.04%		58,280

NET ASSETS - 100.00%		$148,435,349

See explanation of symbols and terms, if any, on page 33

PACIFIC FUNDS
PF PORTFOLIO OPTIMIZATION MODEL D
Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 100.16%

PF AIM Blue Chip Fund ‘A’	1,325,455	$13,479,881
PF Goldman Sachs Short Duration Bond Fund ‘A’	668,054	6,593,692
PF Janus Growth LT Fund ‘A’	616,303	6,649,909
PF Lazard Mid-Cap Value Fund ‘A’	1,069,542	10,855,852
PF Lazard International Value Fund ‘A’	1,626,003	21,105,514
PF MFS International Large-Cap Fund ‘A’	1,265,695	15,821,186
PF PIMCO Inflation Managed Fund ‘A’	619,522	6,610,302
PF PIMCO Managed Bond Fund ‘A’	1,031,628	10,615,456
PF Salomon Brothers Large-Cap Value Fund ‘A’	1,523,556	17,459,954
PF Van Kampen Comstock Fund ‘A’	540,508	6,605,010
PF Van Kampen Real Estate Fund ‘A’	522,152	5,587,030
PF Van Kampen Mid-Cap Growth Fund ‘A’	1,313,178	12,357,008

Total Mutual Funds (Cost $128,417,571)		133,740,794

TOTAL INVESTMENTS - 100.16% (Cost $128,417,571)		133,740,794

OTHER ASSETS & LIABILITIES, NET - (0.16%)		(216,787)

NET ASSETS - 100.00%		$133,524,007

See explanation of symbols and terms, if any, on page 33

PACIFIC FUNDS
PF PORTFOLIO OPTIMIZATION MODEL E
Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 100.34%

PF AIM Blue Chip Fund ‘A’	598,262	$6,084,322
PF Janus Growth LT Fund ‘A’	364,470	3,932,634
PF Lazard Mid-Cap Value Fund ‘A’	593,904	6,028,126
PF Lazard International Value Fund ‘A’	594,920	7,722,066
PF MFS International Large-Cap Fund ‘A’	616,866	7,710,824
PF PIMCO Managed Bond Fund ‘A’	142,640	1,467,766
PF Salomon Brothers Large-Cap Value Fund ‘A’	518,521	5,942,255
PF Van Kampen Comstock Fund ‘A’	198,718	2,428,334
PF Van Kampen Real Estate Fund ‘A’	242,564	2,595,432
PF Van Kampen Mid-Cap Growth Fund ‘A’	708,017	6,662,444

Total Mutual Funds (Cost $47,872,380)		50,574,203

TOTAL INVESTMENTS - 100.34% (Cost $47,872,380)		50,574,203

OTHER ASSETS & LIABILITIES, NET - (0.34%)		(169,689)

NET ASSETS - 100.00%		$50,404,514

See explanation of symbols and terms, if any, on page 33

PACIFIC FUNDS
PF AIM BLUE CHIP FUND
Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS - 95.80%

Autos & Transportation - 1.84%

Burlington Northern Santa Fe Corp	4,300	$202,444
Canadian National Railway Co (Canada)	4,900	282,485
FedEx Corp	3,800	307,838

		792,767

Consumer Discretionary - 15.45%

Bed Bath & Beyond Inc *	6,600	275,748
Best Buy Co Inc	5,300	363,315
Carnival Corp	5,200	283,660
Cendant Corp	14,000	313,180
Cooper Industries Ltd ‘A’	3,000	191,700
eBay Inc *	4,000	132,040
J.C. Penney Co Inc	7,600	399,608
Nike Inc ‘B’	6,100	528,260
Nordstrom Inc	7,500	509,775
Staples Inc	9,900	211,068
Starbucks Corp *	5,400	278,964
The Gillette Co	9,800	496,174
The Home Depot Inc	19,200	746,880
The Walt Disney Co	16,300	410,434
VeriSign Inc *	10,900	313,484
Wal-Mart Stores Inc	17,000	819,400
Yahoo! Inc *	10,600	367,290

		6,640,980

Consumer Staples - 3.72%

CVS Corp	7,400	215,118
PepsiCo Inc	6,100	328,973
The Clorox Co	4,200	234,024
The Procter & Gamble Co	15,600	822,900

		1,601,015

Energy - 2.25%

BJ Services Co ¸	6,900	362,112
ENSCO International Inc	7,800	278,850
Valero Energy Corp	4,100	324,351

		965,313

Financial Services - 15.39%

American Express Co	10,500	558,915
Automatic Data Processing Inc	7,300	306,381
Bank of America Corp	14,100	643,101
Citigroup Inc	23,400	1,081,782
Franklin Resources Inc	4,100	315,618
Genworth Financial Inc ‘A’	11,600	350,668
JPMorgan Chase & Co	14,600	515,672
Merrill Lynch & Co Inc	11,300	621,613
SLM Corp	8,300	421,640
The Allstate Corp	7,800	466,050
The Goldman Sachs Group Inc	7,200	734,544
The Hartford Financial Services Group Inc	3,400	254,252
Wells Fargo & Co	5,600	344,848

		6,615,084

Health Care - 17.86%

Alcon Inc (Switzerland)	3,000	328,050
Allergan Inc	3,600	306,864
Amgen Inc *	8,800	532,048
Becton Dickinson & Co	4,200	220,374
C.R. Bard Inc	3,300	219,483
Express Scripts Inc *	6,600	329,868
Genentech Inc *	4,100	329,148
HCA Inc	5,800	328,686
Johnson & Johnson	20,100	1,306,500
Medtronic Inc	8,700	450,573
Pfizer Inc	27,500	758,450
Roche Holding AG + (Switzerland)	1,800	227,119
UnitedHealth Group Inc	17,000	886,380
Varian Medical Systems Inc *	6,400	238,912
WellPoint Inc *	7,200	501,408
Wyeth	9,700	431,650
Zimmer Holdings Inc *	3,700	281,829

		7,677,342

Integrated Oils - 5.76%

Exxon Mobil Corp	28,600	1,643,642
GlobalSantaFe Corp	7,400	301,920
Schlumberger Ltd	7,000	531,580

		2,477,142

Materials & Processing - 2.13%

Air Products & Chemicals Inc	3,700	223,110
Alcoa Inc	5,900	154,167
The Dow Chemical Co	8,800	391,864
United States Steel Corp	4,300	147,791

		916,932

Multi-Industry - 5.35%

Fortune Brands Inc	4,700	417,360
General Electric Co	35,400	1,226,610
Tyco International Ltd (Bermuda)	22,500	657,000

		2,300,970

Producer Durables - 4.31%

Danaher Corp	7,900	413,486
KLA-Tencor Corp	7,600	332,120
Lockheed Martin Corp	4,900	317,863
United Technologies Corp	10,200	523,770
Waters Corp *	7,100	263,907

		1,851,146

Technology - 18.48%

Accenture Ltd ‘A’ * (Bermuda)	13,600	308,312
Amdocs Ltd * (United Kingdom)	16,800	444,024
Analog Devices Inc	8,800	328,328
Cisco Systems Inc *	42,400	810,264
Dell Inc *	23,400	924,534
EMC Corp *	47,700	653,967
Intel Corp	29,000	755,740
Linear Technology Corp	8,300	304,527
Microchip Technology Inc	5,700	168,834
Microsoft Corp	43,500	1,080,540
Oracle Corp *	59,700	788,040

See explanation of symbols and terms, if any, on page 33

PACIFIC FUNDS
PF AIM BLUE CHIP FUND
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Shares	Value

QUALCOMM Inc	20,800	$686,608
Symantec Corp *	16,500	358,710
Xilinx Inc	13,000	331,500

		7,943,928

Utilities - 3.26%

Dominion Resources Inc	4,600	337,594
FPL Group Inc	10,400	437,424
SBC Communications Inc	13,400	318,250
Vodafone Group PLC ADR (United Kingdom)	12,700	308,864

		1,402,132

Total Common Stocks (Cost $37,814,402)		41,184,751

	Principal Amount

SHORT-TERM INVESTMENTS - 3.62%

U.S. Government Agency Issue - 3.16%

Federal Home Loan Bank 2.650% due 07/01/05	$1,357,000	1,357,000

U.S. Treasury Bills - 0.46%

2.906% due 09/15/05 ‡	200,000	198,738

Total Short-Term Investments (Cost $1,555,773)		1,555,738

TOTAL INVESTMENTS - 99.42% (Cost $39,370,175)		42,740,489

OTHER ASSETS & LIABILITIES, NET - 0.58%		250,968

NET ASSETS - 100.00%		$42,991,457

Notes to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b) Securities with an approximate aggregate market value of $58,628 were segregated with the custodian to cover margin requirements for the following open futures contracts as of June 30, 2005:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Depreciation

S&P 500 (09/05)	3	$912,557	$(15,937)

(c) Transactions in written options for the period ended June 30, 2005 were as follows:

	Number of Contracts	Premium

Outstanding, March 31, 2005	138	$12,946
Call Options Written	167	18,564
Call Options Expired	(285)	(29,170)

Outstanding, June 30, 2005	20	$2,340

(d) Premiums received and value of written options outstanding as of June 30, 2005:

Type	Number of Contracts	Premium	Value

Call - CBOE BJ Services Co Strike @ $55.00 Exp. 07/16/05 Broker: Lehman Brothers Holdings Inc	20	$2,340	$900

See explanation of symbols and terms, if any, on page 33

PACIFIC FUNDS
PF AIM AGGRESSIVE GROWTH FUND
Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS - 107.49%

Autos & Transportation - 0.47%

Southwest Airlines Co	2,300	$32,039

Consumer Discretionary - 33.35%

Aeropostale Inc *	1,600	53,760
ARAMARK Corp ‘B’	2,200	58,080
Avon Products Inc	1,300	49,205
Bed Bath & Beyond Inc *	1,100	45,958
Career Education Corp *	1,400	51,254
CDW Corp	2,240	127,881
ChoicePoint Inc *	1,600	64,080
Cintas Corp	2,200	84,920
Cogent Inc *	2,400	68,520
CoStar Group Inc *	1,000	43,600
DSW Inc ‘A’ * #	400	9,980
Fisher Scientific International Inc *	2,150	139,535
Fossil Inc *	2,500	56,750
Harman International Industries Inc	600	48,816
Hewitt Associates Inc ‘A’ *	1,000	26,510
Hot Topic Inc *	2,500	47,800
International Game Technology	2,000	56,300
Iron Mountain Inc *	3,900	120,978
Jackson Hewitt Tax Service Inc	3,100	73,284
Lamar Advertising Co ‘A’ *	2,500	106,925
Linens ‘n Things Inc *	2,300	54,418
Navigant Consulting Inc *	2,500	44,150
Outback Steakhouse Inc	600	27,144
PETCO Animal Supplies Inc *	2,800	82,096
Radio One Inc ‘D’ *	4,100	52,357
Regal Entertainment Group ‘A’	8,900	168,032
Ruby Tuesday Inc	2,000	51,800
SIRVA Inc *	4,700	39,997
The Estee Lauder Cos Inc ‘A’	2,100	82,173
Tuesday Morning Corp	1,900	59,888
Univision Communications Inc ‘A’ *	6,385	175,907
VeriSign Inc *	1,300	37,388
WESCO International Inc *	1,900	59,622

		2,269,108

Consumer Staples - 2.26%

Coca-Cola Enterprises Inc	2,900	63,829
Molson Coors Brewing Co ‘B’	900	55,800
TreeHouse Foods Inc *	1,200	34,212

		153,841

Energy - 6.40%

BJ Services Co	700	36,736
ENSCO International Inc¸	4,300	153,725
Key Energy Services Inc *	4,500	54,315
Pride International Inc *	1,600	41,120
Rowan Cos Inc	3,300	98,043
TODCO ‘A’ *¸	2,000	51,340

		435,279

Financial Services - 17.70%

Affiliated Managers Group Inc *	950	64,914
Alliance Data Systems Corp *	5,000	202,800

Amegy Bancorp Inc	3,300	73,854
Fiserv Inc *	1,000	42,950
Independence Community Bank Corp	3,300	121,869
Investors Financial Services Corp	4,080	154,306
New York Community Bancorp Inc	5,520	100,022
North Fork Bancorp Inc	3,600	101,124
Nuveen Investments Inc ‘A’	2,100	79,002
Paychex Inc	4,350	141,549
SLM Corp	1,400	71,120
The South Financial Group Inc	1,800	51,156

		1,204,666

Health Care - 21.08%

Advanced Medical Optics Inc *	2,400	95,400
Amylin Pharmaceuticals Inc *¸	2,500	52,325
Beckman Coulter Inc	400	25,428
Biomet Inc	3,700	128,168
Cytyc Corp *	4,250	93,755
DaVita Inc *	1,000	45,480
Gen-Probe Inc *	1,600	57,968
HealthSouth Corp *	5,300	29,203
IVAX Corp *	3,075	66,112
Kinetic Concepts Inc *	1,850	111,000
Kyphon Inc *	2,100	73,059
Martek Biosciences Corp *	800	30,360
Medicis Pharmaceutical Corp ‘A’	3,000	95,190
MedImmune Inc *	1,200	32,064
MGI PHARMA Inc *	3,800	82,688
Neurocrine Biosciences Inc *	1,000	42,060
Omnicare Inc	1,100	46,673
QLT Inc * (Canada)	5,300	55,226
Sepracor Inc *	1,000	60,010
The Cooper Cos Inc	900	54,774
Triad Hospitals Inc *	900	49,176
Valeant Pharmaceuticals International	2,950	52,009
Varian Medical Systems Inc *	1,500	55,995

		1,434,123

Materials & Processing - 6.44%

Airgas Inc	1,900	46,873
American Standard Cos Inc	1,400	58,688
Corn Products International Inc	2,500	59,400
Crown Holdings Inc *	2,900	41,267
EnerSys *	4,100	55,883
Maverick Tube Corp *	1,000	29,800
Nalco Holding Co *	1,400	27,482
Owens-Illinois Inc *	2,000	50,100
Rohm & Haas Co	1,000	46,340
York International Corp	600	22,800

		438,633

Multi-Industry - 0.89%

Textron Inc	800	60,680

Producer Durables - 5.97%

Blount International Inc *	5,000	83,450
Engineered Support Systems Inc	1,100	39,413
KLA-Tencor Corp	1,100	48,070
Mine Safety Appliances Co	1,500	69,300
Pentair Inc	1,200	51,372

See explanation of symbols and terms, if any, on page 33

PACIFIC FUNDS
PF AIM AGGRESSIVE GROWTH FUND
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Shares	Value

Terex Corp *	1,300	$51,220
Waters Corp *	1,700	63,189

		406,014

Technology - 11.61%

Affiliated Computer Services Inc ‘A’ *	2,100	107,310
Amdocs Ltd * (United Kingdom)	1,900	50,217
Amphenol Corp ‘A’	900	36,153
BEA Systems Inc *	5,800	50,924
Brocade Communications Systems Inc *	6,500	25,220
Cognos Inc * (Canada)	1,200	40,968
Hyperion Solutions Corp *	1,000	40,240
Integrated Device Technology Inc *	2,800	30,100
L-3 Communications Holdings Inc	800	61,264
Maxim Integrated Products Inc	3,500	133,735
Mercury Interactive Corp *	500	19,180
Micron Technology Inc *	2,300	23,483
PerkinElmer Inc	2,200	41,580
Perot Systems Corp ‘A’ *	2,600	36,972
QLogic Corp *	1,200	37,044
Semtech Corp *	1,600	26,640
TIBCO Software Inc *	4,400	28,776

		789,806

Utilities - 1.32%

DPL Inc	2,500	68,625
NeuStar Inc ‘A’ * #	500	12,800
Valor Communications Group Inc	600	8,280

		89,705

Total Common Stocks (Cost $6,973,043)		7,313,894

	Principal Amount

SHORT-TERM INVESTMENT - 11.41%

U.S. Government Agency Issue - 11.41%

Federal Home Loan Bank 2.650% due 07/01/05	$776,000	776,000

Total Short-Term Investment (Cost $776,000)		776,000

TOTAL INVESTMENTS - 118.90% (Cost $7,749,043)		8,089,894

OTHER ASSETS & LIABILITIES, NET - (18.90%)		(1,285,762)

NET ASSETS - 100.00%		$6,804,132

Notes to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b) Transactions in written options for the period ended June 30, 2005 were as follows:

	Number of Contracts	Premium

Outstanding, March 31, 2005	53	$5,285
Call Options Written	49	8,213
Call Options Expired	(33)	(3,587)
Call Options Repurchased	(30)	(5,821)

Outstanding, June 30, 2005	39	$4,090

(c) Premiums received and value of written options outstanding as of June 30, 2005:

Type	Number of Contracts	Premium	Value

Call - CBOE Amylin Pharmaceuticals Inc
Strike @ $22.50 Exp. 08/20/05 Broker: Lehman Brothers Holdings Inc	6	$592	$570

Call - CBOE TODCO ‘A’
Strike @ $30.00 Exp. 09/17/05 Broker: Merrill Lynch & Co	8	463	440

Call - CBOE ENSCO International Inc
Strike @ $40.00 Exp. 09/17/05 Broker: JPMorgan Chase & Co	25	3,035	1,625

		$4,090	$2,635

See explanation of symbols and terms, if any, on page 33

PACIFIC FUNDS
PF GOLDMAN SACHS SHORT DURATION BOND FUND
Schedule of Investments
June 30, 2005 (Unaudited)

	Principal Amount	Value

U.S. GOVERNMENT AGENCY ISSUES - 78.09%

Fannie Mae
2.250% due 02/28/06	$1,000,000	$990,793
2.300% due 04/28/06	500,000	494,215
2.350% due 07/28/06	1,000,000	985,270
2.375% due 03/30/07	1,000,000	976,237
2.500% due 05/12/06	400,000	395,850
2.625% due 01/19/07	1,000,000	982,668
3.020% due 09/12/07 §	750,000	749,473
3.250% due 07/12/06	1,000,000	994,914
3.550% due 01/12/07	1,500,000	1,494,598
3.750% due 09/15/08	400,000	396,796
Federal Farm Credit Bank
1.850% due 03/03/06	1,200,000	1,185,397
3.125% due 02/01/08	1,000,000	982,303
3.800% due 09/07/07	2,000,000	1,998,568
Federal Home Loan Bank
1.700% due 12/30/05	1,500,000	1,485,232
1.720% due 01/23/06	500,000	494,601
2.000% due 02/13/06	500,000	494,886
2.010% due 03/17/06	1,000,000	988,012
2.100% due 11/21/05	1,000,000	994,808
2.300% due 08/30/06	400,000	393,382
2.320% due 07/24/06	2,000,000	1,970,140
2.500% due 03/13/06	500,000	495,867
2.720% due 10/26/06	1,000,000	986,307
2.750% due 05/15/06	2,000,000	1,983,288
3.000% due 05/15/06	1,000,000	993,767
3.800% due 12/29/06	700,000	700,051
4.875% due 02/15/07	1,000,000	1,016,556
6.500% due 11/15/05	500,000	505,206
Freddie Mac
2.050% due 07/14/06	2,000,000	1,965,620
2.270% due 04/28/06	500,000	494,134
2.810% due 02/02/06	500,000	497,445
3.000% due 07/09/08	500,000	487,493

Total U.S. Government Agency Issues
(Cost $29,682,576)		29,573,877

U.S. TREASURY OBLIGATIONS - 17.65%

U.S. Treasury Notes - 17.09%

3.375% due 02/28/07	3,500,000	3,485,783
3.375% due 02/15/08	100,000	99,305
3.625% due 04/30/07	1,250,000	1,249,707
3.750% due 05/15/08	500,000	501,251
4.000% due 04/15/10	300,000	303,375
4.250% due 08/15/13	400,000	410,125
4.750% due 05/15/14	400,000	424,563

		6,474,109

U.S. Treasury Strips - 0.56%

0.000% due 11/15/22	450,000	211,634

Total U.S. Treasury Obligations
(Cost $6,684,946)		6,685,743

	Shares

SHORT-TERM INVESTMENT - 3.69%

Money Market Fund - 3.69%

BlackRock Liquidity Funds Institutional TempFund	1,397,664	1,397,664

Total Short-Term Investment
(Cost $1,397,664)		1,397,664

TOTAL INVESTMENTS - 99.43%
(Cost $37,765,186)		37,657,284

OTHER ASSETS & LIABILITIES, NET - 0.57%		215,826

NET ASSETS - 100.00%		$37,873,110

Note to Schedule of Investments

(a) The amount of $25,000 in cash was segregated with the custodian to cover margin requirements for the following open futures contracts as of June 30, 2005:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Eurodollar (09/05)	15	$15,000,000	$(6,025)
Eurodollar (12/05)	8	8,000,000	(245)
Eurodollar (03/06)	7	7,000,000	2,950
Eurodollar (06/06)	2	2,000,000	1,307
30-Day Federal Funds (07/05)	8	3,333,600	(311)
U.S. Treasury 2-Year Notes (09/05)	17	3,400,000	204
U.S. Treasury 5-Year Notes (09/05)	17	1,700,000	(120)

Short Futures Outstanding

Eurodollar (09/06)	18	18,000,000	(5,176)
Eurodollar (12/06)	12	12,000,000	(3,190)
Eurodollar (03/07)	3	3,000,000	348
U.S. Treasury 30-Year Bonds (09/05)	12	1,200,000	(33,813)

			$(44,071)

See explanation of symbols and terms, if any, on page 33

PACIFIC FUNDS
PF JANUS GROWTH LT FUND
Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value

PREFERRED STOCKS - 0.29%

Financial Services - 0.29%

Fannie Mae	1,200	$66,863

Total Preferred Stocks
(Cost $60,000)		66,863

COMMON STOCKS - 93.77%

Autos & Transportation - 6.21%

Bayerische Motoren Werke AG + (Germany)	5,144	233,287
C.H. Robinson Worldwide Inc	4,230	246,186
Canadian National Railway Co (Canada)	7,987	460,450
FedEx Corp	4,110	332,951
Union Pacific Corp	2,680	173,664

		1,446,538

Consumer Discretionary - 26.46%

Amazon.com Inc *	1,415	46,808
Avon Products Inc	2,810	106,359
Best Buy Co Inc	3,580	245,409
BMTC Group Inc ‘A’ (Canada)	9,592	105,612
Clear Channel Communications Inc	3,495	108,100
eBay Inc *	2,295	75,758
Electronic Arts Inc *	4,075	230,686
Harman International Industries Inc	2,260	183,874
Lamar Advertising Co ‘A’ *	3,820	163,381
Liberty Global Inc ‘A’ *	5,201	242,731
Liberty Media Corp ‘A’ *	80,306	818,318
Lions Gate Entertainment Corp * (Canada)	6,785	69,614
Lowe’s Cos Inc	3,970	231,133
LVMH Moet Hennessy Louis Vuitton SA + (France)	3,869	297,861
Marvel Enterprises Inc *	5,490	108,263
Nike Inc ‘B’	4,650	402,690
PETsMART Inc	3,310	100,459
R.R. Donnelley & Sons Co	3,385	116,816
Staples Inc	16,217	345,746
Starwood Hotels & Resorts Worldwide Inc	8,660	507,216
The Walt Disney Co	8,710	219,318
Time Warner Inc *	31,540	527,033
Univision Communications Inc ‘A’ *	5,480	150,974
Wal-Mart Stores Inc	2,535	122,187
Yahoo! Inc *	18,475	640,159

		6,166,505

Consumer Staples - 3.17%

The Procter & Gamble Co	9,975	526,181
Whole Foods Market Inc	1,795	212,349

		738,530

Energy - 2.19%

Apache Corp	2,200	142,120
BJ Services Co	4,675	245,344
Reliant Energy Inc *	10,010	123,924

		511,388

Financial Services - 12.37%

American Express Co	3,365	179,119
Automatic Data Processing Inc	3,780	158,647
Berkshire Hathaway Inc ‘B’ *	241	670,823
Chicago Mercantile Exchange Holdings Inc	105	31,027
Citigroup Inc	5,730	264,898
Fannie Mae	2,360	137,824
Freddie Mac	3,475	226,674
JPMorgan Chase & Co	18,678	659,707
NewAlliance Bancshares Inc	9,830	138,112
Standard Chartered PLC + (United Kingdom)	10,213	186,066
The Goldman Sachs Group Inc	2,245	229,035

		2,881,932

Health Care - 14.91%

Aetna Inc	2,710	224,442
Caremark Rx Inc *	11,490	511,535
Celgene Corp *	4,475	182,446
Coventry Health Care Inc *	3,595	254,346
Eli Lilly & Co	5,085	283,285
Kinetic Concepts Inc *	2,160	129,600
LifePoint Hospitals Inc *	1,650	83,358
Neurocrine Biosciences Inc *	2,225	93,584
Roche Holding AG + (Switzerland)	5,561	701,671
Sanofi-Aventis + (France)	3,476	284,678
UnitedHealth Group Inc	13,930	726,310

		3,475,255

Integrated Oils - 2.83%

Amerada Hess Corp	350	37,278
BP PLC ADR (United Kingdom)	6,200	386,756
EnCana Corp (NYSE) (Canada)	2,610	103,330
GlobalSantaFe Corp	3,265	133,212

		660,576

Materials & Processing - 1.95%

Delta & Pine Land Co	1,510	37,841
Givaudan SA + (Switzerland)	300	174,249
POSCO + (S. Korea)	560	97,526
Syngenta AG * + (Switzerland)	1,147	117,355
Syngenta AG ADR * (Switzerland)	1,285	26,201

		453,172

Multi-Industry - 4.41%

General Electric Co	7,655	265,245
Smiths Group PLC + (United Kingdom)	14,056	230,654
Tyco International Ltd (Bermuda)	18,225	532,170

		1,028,069

Producer Durables - 1.62%

Lockheed Martin Corp	4,380	284,131
Pentair Inc	2,195	93,968

		378,099

Technology - 14.99%

Check Point Software Technologies Ltd * (Israel)	4,675	92,565
Cisco Systems Inc *	25,130	480,234
Corning Inc *	12,265	203,844

See explanation of symbols and terms, if any, on page 33

PACIFIC FUNDS
PF JANUS GROWTH LT FUND
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Shares	Value

Dell Inc *	8,915	$352,232
Hewlett-Packard Co	8,015	188,433
Maxim Integrated Products Inc	10,885	415,916
Microsoft Corp	20,790	516,424
Motorola Inc	10,125	184,882
SafeNet Inc *	3,195	108,822
Samsung Electronics Co Ltd + (S. Korea)	660	312,573
Texas Instruments Inc	22,715	637,610

		3,493,535

Utilities - 2.66%

Comcast Corp Special ‘A’ *	11,565	346,372
Nextel Partners Inc ‘A’ *	10,855	273,220

		619,592

Total Common Stocks
(Cost $18,760,678)		21,853,191

	Principal Amount

SHORT-TERM INVESTMENTS - 7.58%

Commercial Paper - 4.29%

Prudential Funding Corp
3.250% due 07/01/05	$1,000,000	1,000,000

U.S. Government Agency Issue - 3.00%

Fannie Mae
2.650% due 07/01/05	700,000	700,000

	Shares

Money Market Funds - 0.29%

BlackRock Liquidity Funds Institutional TempCash	33,743	33,743
BlackRock Liquidity Funds Institutional TempFund	33,744	33,744

		67,487

Total Short-Term Investments
(Cost $1,767,487)		1,767,487

TOTAL INVESTMENTS - 101.64%
(Cost $20,588,165)		23,687,541

OTHER ASSETS & LIABILITIES, NET - (1.64%)		(382,300)

NET ASSETS - 100.00%		$23,305,241

Notes to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b) Forward foreign currency contracts outstanding as of June 30, 2005 were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Unrealized Appreciation (Depreciation)

Buy	CHF	85,000	07/05	$(4,471)
Sell	CHF	320,000	07/05	17,626
Sell	CHF	125,000	08/05	6,617
Sell	EUR	190,000	07/05	14,258
Sell	EUR	25,000	12/05	409
Sell	KRW	185,000,000	11/05	5,431

				$39,870

See explanation of symbols and terms, if any, on page 33

PACIFIC FUNDS
PF LAZARD MID-CAP VALUE FUND
Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS - 97.19%

Autos & Transportation - 6.85%

CNF Inc	11,200	$502,880
Laidlaw International Inc *	12,800	308,480
Lear Corp	15,800	574,804
Norfolk Southern Corp	11,100	343,656
Southwest Airlines Co	25,400	353,822

		2,083,642

Consumer Discretionary - 30.52%

ARAMARK Corp ‘B’	26,200	691,680
Belo Corp ‘A’	26,100	625,617
Brinker International Inc *	10,100	404,505
CDW Corp	7,000	399,630
Dex Media Inc	38,800	947,108
Dollar Tree Stores Inc *	25,900	621,600
GTECH Holdings Corp	24,500	716,380
Mattel Inc	18,400	336,720
MSC Industrial Direct Co Inc ‘A’	10,300	347,625
Newell Rubbermaid Inc	19,300	460,112
Pier 1 Imports Inc	18,100	256,839
Polo Ralph Lauren Corp	8,300	357,813
Reebok International Ltd	16,600	694,378
Republic Services Inc	8,200	295,282
Royal Caribbean Cruises Ltd (Liberia)	11,400	551,304
Sears Holdings Corp *	1,951	292,396
Service Corp International	48,300	387,366
Westwood One Inc	43,900	896,877

		9,283,232

Consumer Staples - 2.63%

Dean Foods Co *	7,400	260,776
The Pepsi Bottling Group Inc	17,300	494,953
TreeHouse Foods Inc *	1,480	42,195

		797,924

Energy - 4.43%

Baker Hughes Inc	6,300	322,308
BJ Services Co	8,600	451,328
The Williams Cos Inc	16,500	313,500
Valero Energy Corp	3,300	261,063

		1,348,199

Financial Services - 18.61%

City National Corp	4,200	301,182
DST Systems Inc *	12,100	566,280
Federated Investors Inc ‘B’	15,000	450,150
Health Care Property Investors Inc	15,200	411,008
Hudson City Bancorp Inc	28,900	329,749
Jefferson-Pilot Corp	5,900	297,478
Mercantile Bankshares Corp	5,800	298,874
MGIC Investment Corp	7,700	502,194
North Fork Bancorp Inc	13,700	384,833
Protective Life Corp	14,600	616,412
RenaissanceRe Holdings Ltd (Bermuda)	10,700	526,868
The First Marblehead Corp *	8,200	287,492

Trizec Properties Inc	20,900	429,913
Willis Group Holdings Ltd (United Kingdom)	7,900	258,488

		5,660,921

Health Care - 4.36%

Health Net Inc *	12,400	473,184
Laboratory Corp of America Holdings *	11,100	553,890
Medco Health Solutions Inc *	5,600	298,816

		1,325,890

Integrated Oils - 1.07%

GlobalSantaFe Corp	8,000	326,400

Materials & Processing - 10.12%

Ball Corp	14,800	532,208
Celanese Corp ‘A’ *	23,900	379,771
Jacobs Engineering Group Inc *	6,300	354,438
Louisiana-Pacific Corp	18,000	442,440
Pactiv Corp *	22,600	487,708
Rohm & Haas Co	6,600	305,844
Temple-Inland Inc	15,500	575,825

		3,078,234

Multi-Industry - 1.78%

Fortune Brands Inc	6,100	541,680

Producer Durables - 2.98%

Dover Corp	9,600	349,248
Novellus Systems Inc *	11,600	286,636
Polycom Inc *	18,200	271,362

		907,246

Technology - 8.02%

Arrow Electronics Inc *	20,500	556,780
Avaya Inc *	50,000	416,000
BEA Systems Inc *	51,300	450,414
Ingram Micro Inc ‘A’ *	24,700	386,802
Siebel Systems Inc	20,900	186,010
Vishay Intertechnology Inc *	37,200	441,564

		2,437,570

Utilities - 5.82%

Citizens Communications Co	33,700	452,928
KeySpan Corp	8,900	362,230
PanAmSat Holding Corp	24,000	492,240
Western Wireless Corp ‘A’ *	10,900	461,070

		1,768,468

Total Common Stocks
(Cost $29,035,942)		29,559,406

See explanation of symbols and terms, if any, on page 33

PACIFIC FUNDS
PF LAZARD MID-CAP VALUE FUND
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENT - 3.13%

Money Market Fund - 3.13%

BlackRock Liquidity Funds Institutional TempFund	951,134	$951,134

Total Short-Term Investment
(Cost $951,134)		951,134

TOTAL INVESTMENTS - 100.32%
(Cost $29,987,076)		30,510,540

OTHER ASSETS & LIABILITIES, NET - (0.32%)		(96,946)

NET ASSETS - 100.00%		$30,413,594

See explanation of symbols and terms, if any, on page 33

PACIFIC FUNDS
PF LAZARD INTERNATIONAL VALUE FUND
Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS - 95.06%

Denmark - 1.87%

Danske Bank AS +	33,700	$1,012,252

Finland - 4.34%

Nokia OYJ +	141,600	2,356,100

France - 12.31%

AXA +	43,000	1,070,586
Sanofi-Aventis +	14,752	1,208,161
Societe Generale +	16,100	1,632,599
Total SA +	7,200	1,684,778
Vivendi Universal SA +	34,500	1,081,179

		6,677,303

Germany - 4.86%

Schering AG +	17,300	1,062,937
Siemens AG +	21,700	1,576,705

		2,639,642

Ireland - 2.02%

Allied Irish Banks PLC	51,217	1,097,056

Italy - 5.11%

ENI SPA +	65,200	1,675,298
Sanpaolo IMI SPA +	79,900	1,094,747

		2,770,045

Japan - 9.23%

Canon Inc +	30,800	1,614,368
Hoya Corp +	4,800	551,458
Kao Corp +	63,000	1,480,232
Nomura Holdings Inc +	114,800	1,363,896

		5,009,954

Netherlands - 6.21%

Heineken NV +	51,850	1,599,603
Royal Dutch Petroleum Co +	27,200	1,768,251

		3,367,854

Switzerland - 17.52%

Compagnie Financiere Richemont AG ‘A’ +	31,900	1,069,619
Credit Suisse Group +	39,000	1,528,707
Nestle SA +	6,200	1,583,869
Novartis AG +	22,400	1,063,477
Roche Holding AG +	9,900	1,249,153
Swiss Reinsurance Co +	15,800	968,841
UBS AG +	26,200	2,042,425

		9,506,091

United Kingdom - 31.59%

Barclays PLC +	201,000	1,992,362
BP PLC +	153,300	1,594,273
Cadbury Schweppes PLC +	231,842	2,206,314

Diageo PLC +	110,500	1,625,563
GlaxoSmithKline PLC +	94,100	2,273,784
HSBC Holdings PLC +	135,361	2,152,584
Tesco PLC +	178,800	1,018,628
Unilever PLC +	229,800	2,210,787
Vodafone Group PLC +	849,284	2,064,828

		17,139,123

Total Common Stocks
(Cost $44,940,339)		51,575,420

SHORT-TERM INVESTMENTS - 5.26%

Money Market Funds - 5.26%

BlackRock Liquidity Funds Institutional TempCash	1,427,298	1,427,298
BlackRock Liquidity Funds Institutional TempFund	1,427,298	1,427,298

		2,854,596

Total Short-Term Investments
(Cost $2,854,596)		2,854,596

TOTAL INVESTMENTS - 100.32%
(Cost $47,794,935)		54,430,016

OTHER ASSETS & LIABILITIES, NET - (0.32%)		(170,940)

NET ASSETS - 100.00%		$54,259,076

See explanation of symbols and terms, if any, on page 33

PACIFIC FUNDS
PF MFS INTERNATIONAL LARGE-CAP FUND
Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS - 96.63%

Australia - 1.36%

QBE Insurance Group Ltd +	44,515	$541,338

Austria - 1.91%

Erste Bank der Oesterreichischen
Sparkassen AG +	15,250	762,072

Brazil - 0.84%

Cia Vale do Rio Doce ADR	11,410	334,085

Canada - 2.70%

Canadian National Railway Co	10,485	604,460
EnCana Corp (TSE)	11,960	471,782

		1,076,242

France - 18.05%

AXA +	36,780	915,724
Business Objects SA * +	14,500	383,602
Credit Agricole SA +	22,143	559,448
Groupe Danone +	8,250	722,833
L’Air Liquide SA +	2,813	478,195
L’Air Liquide SA - Registered * +	3,153	535,994
LVMH Moet Hennessy Louis Vuitton SA +	7,270	559,692
Sanofi-Aventis +	6,715	549,946
Schneider Electric SA +	13,452	1,011,570
Societe Television Francaise 1 +	6,253	165,770
Total SA +	4,160	973,427
Veolia Environnement +	9,270	346,999

		7,203,200

Germany - 1.17%

Premiere AG *	750	25,958
Schering AG +	7,170	440,535

		466,493

Hong Kong - 3.61%

CNOOC Ltd +	1,047,500	620,799
Esprit Holdings Ltd +	52,500	378,578
Hutchison Telecommunications
International Ltd * +	447,000	441,667

		1,441,044

Hungary - 1.25%

OTP Bank RT GDR	7,480	499,664

Indonesia - 0.47%

P.T. Bank Central Asia Tbk +	507,000	186,407

Ireland - 1.12%

DEPFA BANK PLC +	27,910	445,423

Israel - 0.95%

Check Point Software Technologies Ltd *	19,240	380,952

Italy - 1.91%

FASTWEB SPA * +	6,180	266,478
Riunione Adriatica di Sicurta SPA +	8,950	173,940
UniCredito Italiano SPA +	61,400	323,717

		764,135

Japan - 14.20%

Asahi Glass Co Ltd +	64,000	668,796
Bridgestone Corp +	28,000	536,570
Canon Inc +	6,000	314,487
Chugai Pharmaceutical Co Ltd +	16,900	260,230
Kaneka Corp +	20,000	223,465
Murata Manufacturing Co Ltd +	2,500	126,657
Nintendo Co Ltd +	3,500	364,986
Nitto Denko Corp +	10,800	615,369
Sekisui Chemical Co Ltd +	54,000	370,137
Shinsei Bank Ltd +	93,000	499,114
Tokyo Gas Co Ltd +	158,640	592,424
Toray Industries Inc +	91,000	429,607
Toyota Motor Corp +	18,600	663,756

		5,665,598

Mexico - 1.95%

Grupo Televisa SA ADR	6,840	424,695
Wal-Mart de Mexico SA de CV ‘V’	86,900	353,671

		778,366

Netherlands - 1.12%

Reed Elsevier NV +	32,180	447,796

Poland - 0.56%

Powszechna Kasa Oszczednosci Bank
Polski SA * +	27,490	222,340

Singapore - 2.10%

DBS Group Holdings Ltd +	22,000	186,134
SingTel +	398,290	652,965

		839,099

South Korea - 2.40%

Samsung Electronics Co Ltd +	2,020	956,663

Spain - 5.27%

Banco Bilbao Vizcaya Argentaria SA +	51,470	790,829
Iberdrola SA +	15,540	409,228
Telefonica SA +	55,433	904,312

		2,104,369

Sweden - 5.90%

Atlas Copco AB ‘A’ +	30,930	488,448
Hennes & Mauritz AB ‘B’ +	18,650	654,192
Sandvik AB +	23,010	853,175
Telefonaktiebolaget LM Ericsson ‘B’ +	111,920	357,080

		2,352,895

See explanation of symbols and terms, if any, on page 33

PACIFIC FUNDS
PF MFS INTERNATIONAL LARGE-CAP FUND
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Shares	Value

Switzerland - 8.05%

Nestle SA +	2,165	$553,077
Roche Holding AG +	9,910	1,250,415
Straumann Holding AG +	540	112,387
Syngenta AG* +	1,015	103,849
Synthes Inc +	2,450	268,495
UBS AG +	11,843	923,223

		3,211,446

Thailand - 0.53%

Bangkok Bank PCL +	80,690	210,016

United Kingdom - 19.21%

AMVESCAP PLC +	70,950	421,444
AstraZeneca PLC +	16,770	691,387
BG Group PLC +	26,830	220,275
Diageo PLC +	40,230	591,823
Hilton Group PLC +	157,200	803,649
Kingfisher PLC +	22,905	100,488
NEXT PLC +	16,130	434,724
Reckitt Benckiser PLC +	55,554	1,631,899
Smith & Nephew PLC +	40,750	400,621
The BOC Group PLC +	10,320	185,173
Vodafone Group PLC +	437,360	1,063,335
William Hill PLC +	77,840	749,450
Yell Group PLC +	49,030	372,785

		7,667,053

Total Common Stocks
(Cost $35,185,740)		38,556,696

	Principal Amount

SHORT-TERM INVESTMENTS - 4.94%

Commercial Paper - 4.94%

Merrill Lynch & Co Inc
3.370% due 07/01/05	$363,000	363,000
Morgan Stanley
3.360% due 07/01/05	1,606,000	1,606,000

		1,969,000

	Shares

Money Market Fund - 0.00%

BlackRock Liquidity Funds Institutional TempCash	600	600

Total Short-Term Investments
(Cost $1,969,600)		1,969,600

TOTAL INVESTMENTS - 101.57%
(Cost $37,155,340)		40,526,296

OTHER ASSETS & LIABILITIES, NET - (1.57%)		(625,199)

NET ASSETS - 100.00%		$39,901,097

Note to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See explanation of symbols and terms, if any, on page 33

PACIFIC FUNDS
PF PIMCO INFLATION MANAGED FUND
Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value

PREFERRED STOCKS - 0.07%

Financial Services - 0.07%

Fannie Mae	700	$39,003

Total Preferred Stocks
(Cost $35,000)		39,003

	Principal
	Amount

CORPORATE BONDS & NOTES - 2.54%

Financial Services - 2.54%

Ford Motor Credit Co
5.800% due 01/12/09	$500,000	475,017
General Motors Acceptance Corp
4.050% due 01/16/07 §	500,000	489,277
Pemex Project Funding Master Trust
9.250% due 03/30/18 ~	200,000	259,000
Travelers Property Casualty Corp
3.750% due 03/15/08	100,000	98,524

		1,321,818

Total Corporate Bonds & Notes
(Cost $1,305,018)		1,321,818

MORTGAGE-BACKED SECURITY - 0.19%

Collateralized Mortgage Obligation - 0.19%

Countrywide Home Loan Mortgage
Pass-Through Trust
3.654% due 06/25/35 ~ “ §	100,000	100,031

Total Mortgage-Backed Security
(Cost $100,000)		100,031

U.S. TREASURY OBLIGATIONS - 82.12%

U.S. Treasury Bonds - 0.26%

6.625% due 02/15/27	100,000	132,754

U.S. Treasury Inflation Protected Securities - 81.86%

0.875% due 04/15/10 ^	513,375	500,862
1.625% due 01/15/15 ^	3,361,677	3,350,516
1.875% due 07/15/13 ^	105,907	108,203
2.000% due 01/15/14 # ^	3,631,850	3,742,083
2.000% due 07/15/14 # ^	7,636,208	7,870,968
2.375% due 01/15/25 # ^	4,055,446	4,440,555
3.000% due 07/15/12 # ^	3,488,902	3,833,159
3.375% due 04/15/32 # ^	273,963	372,771
3.500% due 01/15/11 ^	2,235,200	2,478,016
3.625% due 01/15/08 # ^	2,769,223	2,931,159
3.625% due 04/15/28 ^	1,888,129	2,537,544
3.875% due 01/15/09 # ^	948,848	1,032,725
3.875% due 04/15/29 # ^	6,685,193	9,397,924

		42,596,485

Total U.S. Treasury Obligations
(Cost $41,729,095)		42,729,239

FOREIGN GOVERNMENT BONDS - 1.07%

Bundesrepublik Deutschland (Germany)
6.250% due 01/04/30	EUR	100,000	171,909
Russian Federation Government Bond (Russia)
5.000% due 03/31/30 §		$100,000	111,887
8.250% due 03/31/10		100,000	109,340
Spanish Government Bond (Spain)
5.750% due 07/30/32	EUR	100,000	163,816

Total Foreign Government Bonds
(Cost $557,109)			556,952

MUNICIPAL BONDS - 0.42%

New Hampshire Municipal Bond Bank ‘B’
5.000% due 08/15/13		$100,000	110,804
Tobacco Settlement Financing Corp RI ‘A’
6.000% due 06/01/23		100,000	105,473

Total Municipal Bonds
(Cost $195,911)			216,277

SHORT-TERM INVESTMENTS - 14.31%

Commercial Paper - 13.56%

Barclays U.S. Funding Corp
3.240% due 08/31/05		1,300,000	1,292,682
CBA DE Finance
3.205% due 08/22/05		500,000	497,628
Danske Corp
3.250% due 09/20/05		800,000	793,947
Dexia DE LLC
3.150% due 08/09/05		300,000	298,965
3.220% due 09/19/05		700,000	694,772
3.235% due 08/12/05		200,000	199,245
DnB NOR Bank ASA (Norway)
2.980% due 07/14/05		800,000	799,102
3.280% due 09/29/05		600,000	594,882
HBOS Treasury Services PLC (United Kingdom)
3.160% due 08/10/05		100,000	99,647
Total Capital
3.370% due 07/01/05		400,000	400,000
UBS Finance DE LLC
3.230% due 09/19/05		200,000	198,506
3.285% due 10/03/05		1,200,000	1,189,378

			7,058,754

U.S. Treasury Bills - 0.18%

2.920% due 09/01/05 ‡		5,000	4,975
2.948% due 09/15/05 ‡		90,000	89,432

			94,407

See explanation of symbols and terms, if any, on page 33

PACIFIC FUNDS
PF PIMCO INFLATION MANAGED FUND
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Shares	Value

Money Market Funds - 0.57%

BlackRock Liquidity Funds Institutional TempCash	147,349	$147,349
BlackRock Liquidity Funds Institutional TempFund	147,349	147,349

		294,698

Total Short-Term Investments
(Cost $7,449,164)		7,447,859

TOTAL INVESTMENTS - 100.72%
(Cost $51,371,297)		52,411,179

OTHER ASSETS & LIABILITIES, NET - (0.72%)		(376,934)

NET ASSETS - 100.00%		$52,034,245

Notes to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b) Securities with an approximate aggregate market value of $94,407 were segregated with the custodian to cover margin requirements for the following open futures contracts as of June 30, 2005:

				Unrealized
	Number of	Notional		Appreciation
Long Futures Outstanding	Contracts	Amount		(Depreciation)

Euro-Bund 10-Year Notes (09/05)	9	EUR	900,000	$10,782
U.S. Treasury 5-Year Notes (09/05)	6		$600,000	1,375
U.S. Treasury 20-Year Bonds (09/05)	7		700,000	938

Short Futures Outstanding

U.S. Treasury 10-Year Notes (09/05)	12		1,200,000	(5,250)

				$7,845

(c) Investment sold short outstanding as of June 30, 2005:

Type	Principal Amount	Value

U.S. Treasury Notes
4.250% due 11/15/13 #	$600,000	$614,836

Total Investment sold short
(Proceeds $614,823)		$614,836

(d) Forward foreign currency contracts outstanding as of June 30, 2005 were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Unrealized Appreciation (Depreciation)

Buy	EUR	38,000	07/05	$105
Sell	EUR	312,000	07/05	835
Buy	JPY	40,527,000	07/05	(14,651)

				$(13,711)

(e) Transactions in written options for the period ended June 30, 2005 were as follows:

	Number of
	Contracts	Premium

Outstanding, March 31, 2005	36	$8,099
Call Options Written	29	6,355
Put Options Written	29	6,995
Call Options Expired	(27)	(4,274)
Put Options Expired	(27)	(5,992)

Outstanding, June 30, 2005	40	$11,183

See explanation of symbols and terms, if any, on page 33

PACIFIC FUNDS
PF PIMCO INFLATION MANAGED FUND
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

(f) Premiums received and value of written options outstanding as of June 30, 2005:

Counterparty	Type	Strike Price	Expiration Date	Number of Contracts	Premium	Value

Citigroup Inc	Put - CBOT U.S. Treasury 10-Year Futures	$110.00	08/26/05	7	$1,399	$656
JPMorgan Chase & Co	Put - CBOT U.S. Treasury 10-Year Futures	111.00	08/26/05	7	1,212	1,422
Citigroup Inc	Call - CBOT U.S. Treasury 10-Year Futures	115.00	08/26/05	3	1,162	984
JPMorgan Chase & Co	Call - CBOT U.S. Treasury 10-Year Futures	116.00	08/26/05	17	4,101	2,391
Citigroup Inc	Put - CBOT U.S. Treasury 10-Year Futures	110.00	11/22/05	6	3,309	3,188

					$11,183	$8,641

(g) Credit default swap outstanding as of June 30, 2005:

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation

The Bear Stearns Cos Inc	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.350%	06/20/07	$500,000	$19,823

(h) Interest rate swaps outstanding as of June 30, 2005:

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation (Depreciation)

Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.000%	12/15/07		$12,000,000	$24,856
The Goldman Sachs Group Inc	3-Month USD-LIBOR	Pay	4.000%	12/15/07		400,000	829
UBS AG	3-Month USD-LIBOR	Pay	4.000%	12/15/07		600,000	1,243
Lehman Brothers Holdings Inc	3-Month USD-LIBOR	Receive	4.000%	12/15/10		200,000	(274)
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.500%	06/17/15	EUR	100,000	11,475
JPMorgan Chase & Co	3-Month USD-LIBOR	Receive	5.000%	12/15/15		$300,000	842
The Goldman Sachs Group Inc	3-Month USD-LIBOR	Receive	5.000%	12/15/15		5,600,000	6,050

							$45,021

See explanation of symbols and terms, if any, on page 33

PACIFIC FUNDS
PF PIMCO MANAGED BOND FUND
Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value

PREFERRED STOCKS - 0.11%
Financial Services - 0.11%
Fannie Mae	1,000	$55,719

Total Preferred Stocks
(Cost $50,000)		55,719

	Principal Amount

CORPORATE BONDS & NOTES – 4.05%

Autos & Transportation - 0.19%

DaimlerChrysler NA Holding Corp
3.610% due 03/07/07 §	$100,000	99,730

Consumer Staples – 0.09%

Unilever Capital Corp
6.875% due 11/01/05	50,000	50,513

Financial Services - 2.32%

Bank of America Corp
4.875% due 01/15/13	100,000	102,741
CIT Group Inc
7.750% due 04/02/12	100,000	117,441
Citigroup Inc
5.625% due 08/27/12	50,000	53,485
Ford Motor Credit Co
4.218% due 11/16/06 §	100,000	99,159
5.800% due 01/12/09	100,000	95,003
7.250% due 10/25/11	200,000	192,692
General Motors Acceptance Corp
5.850% due 01/14/09	100,000	93,814
6.875% due 08/28/12	200,000	183,334
Morgan Stanley
5.300% due 03/01/13	100,000	104,087
Pemex Project Funding Master Trust
7.375% due 12/15/14	50,000	56,200
9.250% due 03/30/18 ~	100,000	129,500

		1,227,456

Integrated Oils - 0.46%
Enterprise Products Operating LP
4.625% due 10/15/09	100,000	99,649
Occidental Petroleum Corp
8.450% due 02/15/29	100,000	144,866

		244,515

Materials & Processing - 0.39%

Fort James Corp
6.875% due 09/15/07	200,000	209,000

Utilities - 0.60%

Entergy Gulf States Inc
3.600% due 06/01/08	100,000	97,960
Pacific Gas & Electric Co
3.820% due 04/03/06 §	25,000	25,000

Qwest Communications International Inc
7.500% due 02/15/14 ~	100,000	95,125
SBC Communications Inc
4.125% due 09/15/09	100,000	99,266

		317,351

Total Corporate Bonds & Notes
(Cost $2,088,483)		2,148,565

MORTGAGE-BACKED SECURITIES – 42.41%

Collateralized Mortgage Obligations – 15.98%

Adjustable Rate Mortgage Trust
4.657% due 05/25/35 # “ §	269,313	269,566
Banc of America Funding Corp
4.118% due 05/25/35 # “ §	400,000	395,401
Banc of America Large Loan
3.420% due 11/15/15 ~ “ §	115,577	115,665
Banc of America Mortgage Securities
3.994% due 07/25/33 # “ §	286,763	283,015
Bear Stearns Adjustable Rate Mortgage Trust
5.449% due 05/25/35 # “ §	193,800	197,503
Countrywide Home Loan Mortgage Pass-Through Trust
3.634% due 03/25/35 “ §	186,080	186,235
3.654% due 06/25/35 ~ # “ §	500,000	500,156
Credit-Based Asset Servicing & Securitization LLC
3.634% due 06/25/32 “ §	226,099	226,422
CS First Boston Mortgage Securities Corp
3.644% due 03/25/32 ~ “ §	87,325	86,729
3.725% due 03/25/32 ~ “ §	89,779	89,920
Fannie Mae
4.000% due 08/25/09 “	302,431	302,614
4.375% due 11/25/23 “ §	850,000	877,549
5.000% due 04/25/14 “	430,140	431,104
6.250% due 10/25/22 “	18,396	18,376
Fannie Mae Grantor Trust
3.336% due 11/28/35 # “ §	436,134	435,828
Fannie Mae Whole Loan
3.590% due 05/25/34 “ §	60,131	59,984
Freddie Mac
2.750% due 02/15/12 “	318,546	316,598
3.500% due 03/15/10 “	332,557	332,225
5.000% due 09/15/16 “	51,717	52,227
5.000% due 05/15/19 “	948,443	954,086
6.250% due 04/15/23 “	152,795	154,328
Harborview Mortgage Loan Trust
3.480% due 05/19/35 “ §	197,145	196,319
Homestar Mortgage Acceptance Corp
3.504% due 01/25/22 “ §	103,140	103,214
Mellon Residential Funding Corp
3.460% due 06/15/30 “ §	46,674	46,649
MLCC Mortgage Investors Inc
3.600% due 03/15/25 “ §	93,546	94,027
Residential Asset Securitization Trust
3.714% due 05/25/33 “ §	113,625	113,844
Small Business Administration
4.754% due 08/10/14 “	196,862	199,237
Structured Asset Securities Corp
3.484% due 12/25/34 “ §	223,972	224,117
Washington Mutual Inc
3.435% due 01/25/45 “ §	191,251	191,397
3.445% due 01/25/45 “ §	193,778	193,775
3.584% due 12/25/27 “ §	236,891	236,808

See explanation of symbols and terms, if any, on page 33

PACIFIC FUNDS
PF PIMCO MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Principal Amount		Value

3.746% due 08/25/42 “ §		$58,685	$59,002
3.765% due 02/27/34 “ §		25,987	25,959
5.126% due 10/25/32 “ §		43,350	43,657
Wells Fargo Mortgage-Backed Securities Trust
3.989% due 01/25/35 # “ §		463,506	459,717

			8,473,253

Fannie Mae – 24.39%

3.704% due 10/01/44 # “		400,000	404,160
5.015% due 12/01/36 “ §		63,452	64,604
5.500% due 12/01/14 “		84,937	87,298
5.500% due 06/01/23 # “		252,098	257,424
5.500% due 02/01/33 “		514,721	522,543
5.500% due 01/01/34 # “		96,556	97,996
5.500% due 03/01/34 “		65,507	66,462
5.500% due 05/01/35 # “		1,695,157	1,719,902
5.500% due 07/14/35 # “		8,000,000	8,110,000
6.000% due 09/01/22 # “		196,113	202,261
6.000% due 01/01/23 # “		137,649	141,878
6.000% due 07/14/35 “		1,000,000	1,024,375
6.500% due 03/01/17 “		223,419	232,757

			12,931,660

Freddie Mac – 2.04%

5.500% due 08/01/07 “		56,761	57,644
5.500% due 03/01/23 # “		115,032	117,491
5.667% due 04/01/32 “ §		318,428	329,730
5.947% due 11/01/31 “ §		53,896	54,456
6.000% due 12/01/22 “		159,813	164,798
6.000% due 03/01/23 # “		344,379	355,072

			1,079,191

Total Mortgage-Backed Securities
(Cost $22,453,252)			22,484,104

ASSET-BACKED SECURITIES – 4.57%

AAA Trust
3.414% due 11/26/35 ~ # “ §		436,259	437,011
Bank One Issuance Trust
3.270% due 10/15/08 “ §		200,000	200,203
Carrington Mortgage Loan Trust
3.240% due 06/25/35 “ §		300,000	300,124
CitiFinancial Mortgage Securities Inc
3.624% due 05/25/33 “ §		13,152	13,167
Countrywide Asset-Backed Certificates
3.400% due 12/25/35 # “ §		300,000	300,141
3.454% due 05/25/23 “ §		144,033	144,158
3.504% due 09/25/21 “ §		95,430	95,454
3.504% due 10/25/21 “ §		49,050	49,090
DaimlerChrysler Auto Trust
3.750% due 12/08/07 # “		100,000	99,999
GSAMP Trust
3.504% due 08/25/33 “ §		188,630	188,773
Long Beach Mortgage Loan Trust
3.464% due 02/25/24 “ §		5,701	5,705
Morgan Stanley Dean Witter Capital I Inc Trust
3.644% due 07/25/32 “ §		974	977
New Century Home Equity Loan Trust
3.390% due 07/25/35 # “ §		300,000	299,972
Residential Asset Mortgage Products Inc
3.464% due 06/25/24 “ §		4,370	4,372
Residential Asset Securities Corp
3.434% due 06/25/25 “ §		10,272	10,278
SLM Student Loan Trust
3.500% due 09/17/12 “ §		273,890	274,321

Total Asset-Backed Securities
(Cost $2,422,168)			2,423,745

U.S. GOVERNMENT AGENCY ISSUE – 1.70%

Fannie Mae
3.319% due 09/22/06 §		900,000	899,743

Total U.S. Government Agency Issue
(Cost $899,264)			899,743

U.S. TREASURY OBLIGATIONS - 35.52%

U.S. Treasury Bonds - 11.24%

6.000% due 02/15/26		1,100,000	1,355,664
6.125% due 11/15/27		300,000	378,961
6.250% due 08/15/23		500,000	623,262
7.250% due 08/15/22		100,000	136,110
8.125% due 05/15/21		900,000	1,303,349
8.750% due 05/15/17		1,100,000	1,579,746
8.875% due 08/15/17		400,000	581,484

			5,958,576

U.S. Treasury Inflation Protected Securities - 2.57%

1.875% due 07/15/13 # ^		105,907	108,203
2.000% due 07/15/14 # ^		722,344	744,551
3.625% due 01/15/08 ^		481,604	509,767

			1,362,521

U.S. Treasury Notes - 21.71%

3.000% due 12/31/06		600,000	594,680
4.125% due 05/15/15 #		2,100,000	2,131,336
4.250% due 11/15/13		400,000	409,891
4.250% due 08/15/14		500,000	512,109
4.875% due 02/15/12		7,400,000	7,861,346

			11,509,362

Total U.S. Treasury Obligations
(Cost $18,567,458)			18,830,459

FOREIGN GOVERNMENT BONDS - 4.95%

Bundesrepublik Deutschland (Germany)
5.500% due 01/04/31 #	EUR	600,000	948,430
Hong Kong Government International Bond (Hong Kong)
5.125% due 08/01/14 ~		$100,000	104,730
Republic of Brazil (Brazil)
4.250% due 04/15/06 §		16,000	16,017
4.313% due 04/15/09 §		7,530	7,473
4.313% due 04/15/12 §		90,589	87,646
8.000% due 04/15/14		94,994	97,915
8.875% due 10/14/19		100,000	106,255
11.000% due 08/17/40		25,000	30,727
11.500% due 03/12/08		170,000	196,095

See explanation of symbols and terms, if any, on page 33

PACIFIC FUNDS
PF PIMCO MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Principal Amount	Value

Republic of Panama (Panama)
9.625% due 02/08/11	$80,000	$96,000
Republic of Peru (Peru)
9.125% due 02/21/12	232,000	272,600
Republic of South Africa (South Africa)
9.125% due 05/19/09	25,000	29,062
Russian Federation Government Bond (Russia)
5.000% due 03/31/30 §	310,000	346,850
8.250% due 03/31/10	40,000	43,736
United Mexican States (Mexico)
8.000% due 09/24/22	185,000	227,088

	Notional Amount

United Mexican States Value Recovery Rights (Mexico)
0.000% due 06/30/06 §	250,000	6,438
0.000% due 06/30/07 §	250,000	6,000

Total Foreign Government Bonds
(Cost $2,425,836)		2,623,062

	Principal Amount

MUNICIPAL BONDS - 2.36%

Austin Texas Water & Wastewater System Revenue ‘1114’
7.460% due 11/15/29 ~ §	100,000	112,744
California State Economic Recovery ‘A’ ‘1072’
7.490% due 07/01/11 ~ §	50,000	60,308
Chicago Illinois ‘1110’
7.460% due 01/01/34 ~ §	100,000	109,530
Energy Northwest Washington Electric Revenue ‘A’
5.500% due 07/01/12	100,000	112,630
Florida State Board of Education ‘A’
5.000% due 06/01/32	100,000	105,673
Golden State Tobacco Securitization Corp CA ‘A-1’
6.250% due 06/01/33	50,000	54,547
6.750% due 06/01/39	100,000	112,694
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue NY ‘1083’
7.480% due 06/15/34 ~ # §	50,000	55,352
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue NY ‘1307’
7.482% due 06/15/38 ~ §	50,000	56,445
San Antonio Texas Refunding ‘A’
5.000% due 02/01/10	100,000	107,858
State of Texas ‘1306’
7.024% due 04/01/35 ~ §	50,000	52,901
Tobacco Settlement Financing Corp NJ
6.000% due 06/01/37	200,000	209,168
Tobacco Settlement Financing Corp VA
5.625% due 06/01/37	100,000	103,017

Total Municipal Bonds
(Cost $1,187,306)		1,252,867

Notional Amount

PURCHASED CALL OPTIONS - 0.04%

30-Year Interest Rate Swap (3-Month LIBOR vs. 5.750%) OTC
Strike @ $5.75 Exp. 04/27/09
Broker: Lehman Brothers Holdings Inc	100,000	16,670

	Number of Contracts

U.S. Treasury 20-Year Bonds (09/05) Futures CBOT
Strike @ $118.00 Exp. 08/26/05
Broker: JPMorgan Chase & Co	2	3,813

Total Purchased Call Options
(Cost $7,270)		20,483

PURCHASED PUT OPTIONS - 0.01%

Eurodollar (09/05) Futures CME
Strike @ $94.50 Exp. 09/19/05
Broker: Merrill Lynch & Co Inc	10	62
Eurodollar (12/05) Futures CME
Strike @ $93.75 Exp. 12/19/05
Broker: Merrill Lynch & Co Inc	13	81
Eurodollar (12/05) Futures CME
Strike @ $94.00 Exp. 12/19/05
Broker: Merrill Lynch & Co Inc	11	69

	Notional Amount

30-Year Interest Rate Swap (3-Month LIBOR vs. 6.250%) OTC
Strike @ $6.25 Exp. 04/27/09
Broker: Lehman Brothers Holdings Inc	$100,000	2,422

Total Purchased Put Options
(Cost $7,490)		2,634

	Principal Amount

SHORT-TERM INVESTMENTS – 22.97%

Commercial Paper – 18.78%

ANZ National Ltd
3.040% due 07/08/05	700,000	699,584
CBA DE Finance
3.020% due 07/08/05	700,000	699,584
Danske Corp
3.010% due 07/07/05	1,000,000	999,492
3.035% due 07/18/05	100,000	99,855
Dexia DE LLC
3.000% due 07/05/05	400,000	399,865
3.220% due 09/19/05	1,100,000	1,091,784
General Electric Capital Corp
3.290% due 09/09/05	700,000	695,453
HBOS Treasury Services PLC (United Kingdom)
3.100% due 07/28/05	900,000	897,896
3.280% due 09/22/05	100,000	99,223

See explanation of symbols and terms, if any, on page 33

PACIFIC FUNDS
PF PIMCO MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Principal Amount		Value

ING U.S. Funding LLC
3.030% due 07/08/05		$600,000	$599,644
Nordea North America Inc
3.205% due 08/26/05		300,000	298,444
Public Service Electric & Gas
3.690% due 11/30/05		100,000	98,385
Royal Bank of Scotland Group PLC (United Kingdom)
3.080% due 07/18/05		600,000	599,129
Skandinaviska Enskilda Banken AB (Sweden)
3.310% due 09/15/05		600,000	595,715
Spintab AB (Sweden)
3.080% due 08/11/05		100,000	99,634
UBS Finance DE LLC
3.180% due 09/06/05		700,000	695,656
3.285% due 10/03/05		500,000	495,574
Westpac Trust Securities Ltd
3.330% due 10/03/05		800,000	792,919

			9,957,836

Foreign Government Issues - 1.27%

French Treasury Bills (France)
1.991% due 09/08/05	EUR	260,000	313,341
2.010% due 07/28/05 #		300,000	362,386

			675,727

U.S. Government Agency Issue - 0.19%

Freddie Mac
3.360% due 11/29/05		$100,000	98,576

U.S. Treasury Bills - 0.98%

2.920% due 09/01/05 ‡		460,000	457,643
2.948% due 09/15/05 ‡		60,000	59,621

			517,264

	Shares

Money Market Funds - 1.75%

BlackRock Liquidity Funds Institutional TempCash	463,886	463,886
BlackRock Liquidity Funds Institutional TempFund	463,885	463,885

		927,771

Total Short-Term Investments
(Cost $12,202,808)		12,177,174

TOTAL INVESTMENTS - 118.69%
(Cost $62,311,335)		62,918,555

OTHER ASSETS & LIABILITIES, NET - (18.69%)		(9,906,884)

NET ASSETS - 100.00%		$53,011,671

Notes to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b) Securities with an approximate aggregate market value of $517,264 were segregated with the custodian to cover margin requirements for the following open futures contracts as of June 30, 2005:

Long Futures Outstanding	Number of Contracts	Notional Amount		Unrealized Appreciation (Depreciation)

Euro-Bund 10-Year Notes (09/05)	25	EUR	2,500,000	$29,951
Eurodollar (12/05)	56		$56,000,000	(1,275)
Eurodollar (06/06)	17		17,000,000	5,738
Eurodollar (12/06)	2		2,000,000	4,850
U.S. Treasury 5-Year Notes (09/05)	15		1,500,000	(2,695)
U.S. Treasury 20-Year Bonds (09/05)	34		3,400,000	—

Short Futures Outstanding

United Kingdom 90-Day
GBP-LIBOR (12/05) Strike @ $94.25
Written Put Options	5	GBP	2,500,000	3,583

				$40,152

(c) Investment sold short outstanding as of June 30, 2005:

Type	Principal Amount	Value

U.S. Treasury Notes
4.250% due 08/15/13 #	$2,000,000	$2,050,626

Total Investment sold short
(Proceeds $2,038,322)		$2,050,626

(d) Forward foreign currency contracts outstanding as of June 30, 2005 were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Unrealized Appreciation (Depreciation)

Buy	BRL	566,750	09/05	$36,150
Sell	BRL	566,750	09/05	(17,566)
Buy	CNY	789,750	09/05	(3,264)
Sell	CNY	789,750	09/05	2,992
Buy	EUR	1,940,000	07/05	(19,978)
Sell	EUR	3,616,000	07/05	15,696
Buy	JPY	81,327,000	07/05	(29,401)

				$(15,371)

(e) Transactions in written options for the period ended June 30, 2005 were as follows:

	Number of Contracts	Premium

Outstanding, March 31, 2005	3,200,047	$94,249
Call Options Written	1,800,021	12,797
Put Options Written	1,800,000	6,480
Call Options Expired	(22)	(4,605)
Put Options Expired	(25)	(7,734)

Outstanding, June 30, 2005	6,800,021	$101,187

See explanation of symbols and terms, if any, on page 33

PACIFIC FUNDS
PF PIMCO MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

(f) Premiums received and value of written options outstanding as of June 30, 2005:

Counterparty	Type	Pay/Receive Floating Rate Based on 3-Month LIBOR	Exercise Rate	Expiration Date	Notional Amount	Premium	Value

Barclays Bank PLC	Call - OTC 10-Year Interest Rate Swap	Receive	4.000%	08/26/05	$1,800,000	$5,850	$2,210
Barclays Bank PLC	Put - OTC 10-Year Interest Rate Swap	Pay	4.750%	08/26/05	1,800,000	6,480	3,172
Lehman Brothers Holdings Inc	Call - OTC 7-Year Interest Rate Swap	Receive	4.000%	09/23/05	500,000	7,550	1,724
Merrill Lynch & Co Inc	Call - OTC 7-Year Interest Rate Swap	Receive	4.000%	09/23/05	1,100,000	29,370	3,793
Merrill Lynch & Co Inc	Put - OTC 7-Year Interest Rate Swap	Pay	6.000%	09/23/05	1,100,000	37,290	2
Lehman Brothers Holdings Inc	Put - OTC 7-Year Interest Rate Swap	Pay	7.000%	09/23/05	500,000	7,700	—

		Strike Price		Number of Contracts

Merrill Lynch & Co Inc	Call - CBOT U.S. Treasury 10-Year Futures	$114.00	08/26/05	4	2,299	2,625
Merrill Lynch & Co Inc	Call - CBOT U.S. Treasury 10-Year Futures	116.00	08/26/05	17	4,648	2,391

					$101,187	$15,917

(g) Credit default swaps outstanding as of June 30, 2005:

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)

Lehman Brothers Holdings Inc	Russian Federation 5.000% due 03/31/30	Sell	1.000%	07/28/05	$100,000	$47
Lehman Brothers Holdings Inc	Russian Federation 5.000% due 03/31/30	Sell	0.970%	07/31/05	100,000	51
Citibank NA	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	2.950%	06/20/06	100,000	1,095
Merrill Lynch & Co Inc	Russian Federation 5.000% due 03/31/30	Sell	0.610%	03/20/07	100,000	10
The Goldman Sachs Group Inc	Russian Federation 5.000% due 03/31/30	Sell	0.700%	03/20/07	100,000	143
HSBC Holdings PLC	General Motors Corp 7.125% due 07/15/13	Sell	3.750%	06/20/07	200,000	39
Lehman Brothers Holdings Inc	Johnson & Johnson 3.800% due 05/15/13	Buy	0.110%	12/20/08	100,000	(134)
Lehman Brothers Holdings Inc	The Home Depot Inc 5.375% due 04/01/06	Buy	0.120%	12/20/08	100,000	(23)
Citigroup Inc	Wal-Mart Stores Inc 3.375% due 10/01/08	Buy	0.140%	12/20/08	100,000	(157)
Barclays Bank PLC	Eli Lilly & Co 6.000% due 03/15/12	Buy	0.160%	12/20/08	100,000	(242)
Morgan Stanley	Emerson Electric Co 4.625% due 10/15/12	Buy	0.210%	12/20/08	100,000	82
Merrill Lynch & Co Inc	Gannett Co Inc 6.375% due 04/01/12	Buy	0.220%	12/20/08	100,000	394
Morgan Stanley	The Allstate Corp 6.125% due 02/15/12	Buy	0.260%	12/20/08	100,000	(431)
Citigroup Inc	Eaton Corp 5.750% due 07/15/12	Buy	0.280%	12/20/08	100,000	(235)
Barclays Bank PLC	FedEx Corp 7.250% due 10/15/12	Buy	0.290%	12/20/08	100,000	(232)
Lehman Brothers Holdings Inc	Whirlpool Corp 8.600% due 05/01/10	Buy	0.290%	12/20/08	100,000	712
Merrill Lynch & Co Inc	Ingersoll-Rand Co Ltd 6.480% due 06/01/25	Buy	0.320%	12/20/08	100,000	(343)
Morgan Stanley	Dow Jones CDX NA EM3 Index	Sell	2.100%	06/20/10	400,000	12,833
Citibank NA	Dow Jones CDX NA HY4 Index	Sell	3.600%	06/20/10	990,000	1,633

						$15,242

(h) Interest rate swaps outstanding as of June 30, 2005:

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation (Depreciation)

Lehman Brothers Holdings Inc	3-Month USD-LIBOR	Pay	4.000%	12/15/10		$100,000	$137
Merrill Lynch & Co Inc	6-Month EUR-LIBOR	Receive	4.000%	12/15/14	EUR	2,500,000	(43,344)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/15		$100,000	(408)
Lehman Brothers Holdings Inc	3-Month USD-LIBOR	Receive	5.000%	12/15/15		200,000	(727)
The Goldman Sachs Group Inc	3-Month USD-LIBOR	Receive	5.000%	12/15/15		1,400,000	(1,868)
JPMorgan Chase & Co	3-Month Canada Bankers Acceptance	Pay	4.500%	06/15/25	CAD	300,000	—
Merrill Lynch & Co Inc	3-Month Canada Bankers Acceptance	Pay	4.500%	06/15/25		100,000	—
Lehman Brothers Holdings Inc	3-Month USD-LIBOR	Receive	5.000%	12/15/25		$300,000	—

							$(46,210)

See explanation of symbols and terms, if any, on page 33

PACIFIC FUNDS
PF PACIFIC LIFE MONEY MARKET FUND
Schedule of Investments
June 30, 2005 (Unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENTS - 100.43%

Asset-Backed Securities - 5.40%

Caterpillar Financial Asset Trust
3.206% due 04/25/06 ”	$384,916	$384,916
GE Commercial Equipment Financing LLC
3.220% due 11/20/05 ” §	41,043	41,043
3.424% due 06/20/06 ”	500,000	500,000
Honda Auto Receivables Owner Trust
3.182% due 05/15/06 ”	380,383	380,383
Nissan Auto Receivables Owner Trust
2.640% due 01/17/06 ”	88,929	88,929

		1,395,271

Commercial Paper - 74.00%

American International Group Funding Inc
3.180% due 07/14/05	1,000,000	998,852
Bank of Montreal (Canada)
3.200% due 07/22/05	600,000	598,880
BellSouth Corp
3.220% due 07/18/05	1,000,000	998,479
BMW U.S. Capital LLC
3.130% due 07/11/05	1,000,000	999,131
Caterpillar Inc
3.030% due 07/01/05	1,000,000	1,000,000
Coca-Cola Enterprises Inc
3.170% due 07/13/05	1,050,000	1,048,890
Colgate-Palmolive Co
3.200% due 07/25/05	1,000,000	997,867
Emerson Electric Co
3.230% due 07/22/05	1,005,000	1,003,106
First Data Corp
3.070% due 07/05/05	910,000	909,690
Gannett Co Inc
3.200% due 07/25/05	975,000	972,920
Lloyds TSB Bank PLC (United Kingdom)
3.210% due 07/18/05	1,000,000	998,484
Medtronic Inc
3.020% due 07/06/05	1,000,000	999,581
Merrill Lynch & Co Inc
3.230% due 07/20/05	500,000	499,148
PepsiCo Inc
3.160% due 07/07/05	1,000,000	999,473
Pitney Bowes Inc
3.200% due 07/05/05	1,120,000	1,119,602
Royal Bank of Scotland Group PLC (United Kingdom)
3.230% due 07/15/05	900,000	898,869
Societe Generale North America Inc
3.100% due 07/08/05	1,000,000	999,397
The Goldman Sachs Group Inc
3.260% due 07/28/05	640,000	638,435
The Southern Co Funding Corp
3.150% due 07/13/05	750,000	749,212
Toyota Motor Credit Corp
3.140% due 07/12/05	1,050,000	1,048,993
UBS Finance DE LLC
3.240% due 07/19/05	260,000	259,579
Xtra Inc
3.120% due 07/07/05	375,000	374,805

		19,113,393

Corporate Notes - 6.02%

American Honda Finance Corp
3.115% due 12/06/05 ~ §	200,000	200,000
Fifth Third Bancorp
3.260% due 07/21/06 ~ §	275,000	275,000
Pfizer Inc
3.150% due 11/04/05 §	220,000	220,000
UBS AG Stamford CT
3.344% due 09/22/05 §	360,000	359,953
Westdeutsche Landesbank NY
3.210% due 03/20/06 §	500,000	499,960

		1,554,913

U.S. Government Agency Issues - 14.98%

Fannie Mae
3.210% due 07/26/05 §	1,000,000	999,993
Federal Home Loan Bank
2.510% due 11/04/05	400,000	400,000
3.000% due 03/07/06 §	500,000	500,000
3.125% due 03/03/06 §	550,000	550,000
3.136% due 09/16/05 §	420,000	419,970
3.250% due 04/18/06 §	500,000	500,000
3.250% due 05/09/06 §	500,000	500,000

		3,869,963

	Shares

Money Market Fund - 0.03%

BlackRock Liquidity Funds Institutional
TempFund	5,976	5,976

Total Short-Term Investments
(Amortized Cost $25,939,516)		25,939,516

TOTAL INVESTMENTS - 100.43%
(Amortized Cost $25,939,516)		25,939,516

OTHER ASSETS & LIABILITIES, NET - (0.43%)		(110,246)

NET ASSETS - 100.00%		$25,829,270

Note to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

 See explanation of symbols and terms, if any, on page 33

PACIFIC FUNDS
PF SALOMON BROTHERS LARGE-CAP VALUE FUND
Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS - 96.75%

Consumer Discretionary - 15.41%

EchoStar Communications Corp ‘A’	15,200	$458,280
J.C. Penney Co Inc	11,400	599,412
Kimberly-Clark Corp	8,700	544,533
Liberty Global Inc ‘A’ *	3,900	182,013
Liberty Media Corp ‘A’ *	74,300	757,117
McDonald’s Corp	35,800	993,450
Newell Rubbermaid Inc	24,700	588,848
News Corp ‘B’	82,600	1,392,636
Target Corp	9,500	516,895
Time Warner Inc *	53,000	885,630
Viacom Inc ‘B’	16,100	515,522
Wal-Mart Stores Inc	12,100	583,220
Waste Management Inc	16,600	470,444

		8,488,000

Consumer Staples - 5.99%

Altria Group Inc	29,100	1,881,606
Sara Lee Corp	25,300	501,193
The Kroger Co *	48,100	915,343

		3,298,142

Energy - 3.24%

El Paso Corp	34,300	395,136
ENSCO International Inc	25,800	922,350
Nabors Industries Ltd * (Bermuda)	7,700	466,774

		1,784,260

Financial Services - 29.66%

American Express Co	14,600	777,158
American International Group Inc	19,300	1,121,330
Bank of America Corp	45,100	2,057,011
Capital One Financial Corp	14,900	1,192,149
Comerica Inc	9,300	537,540
Equity Office Properties Trust	24,400	807,640
Equity Residential	20,300	747,446
Freddie Mac	14,800	965,404
JPMorgan Chase & Co	20,300	716,996
Loews Corp	10,200	790,500
MBNA Corp	12,000	313,920
Merrill Lynch & Co Inc	19,800	1,089,198
Morgan Stanley	7,100	372,537
The Bank of New York Co Inc	11,500	330,970
The Chubb Corp	7,440	636,938
The Goldman Sachs Group Inc	7,000	714,140
The St. Paul Travelers Cos Inc	5,500	217,415
U.S. Bancorp	26,200	765,040
Wachovia Corp	16,900	838,240
Washington Mutual Inc	13,000	528,970
Wells Fargo & Co	13,300	819,014

		16,339,556

Health Care - 5.83%

Aetna Inc	2,800	231,896
Guidant Corp	4,400	296,120
Johnson & Johnson	10,300	669,500
Novartis AG ADR (Switzerland)	12,200	578,768

Pfizer Inc	24,100	664,678
Sanofi-Aventis ADR (France)	18,800	770,612

		3,211,574

Integrated Oils - 7.71%

BP PLC ADR (United Kingdom)	9,000	561,420
GlobalSantaFe Corp	14,800	603,840
Marathon Oil Corp	16,500	880,605
Nexen Inc (Canada)	2,216	67,278
Royal Dutch Petroleum Co ‘NY’ (Netherlands)	8,900	577,610
Suncor Energy Inc (Canada)	4,300	203,476
Total SA ADR (France)	11,600	1,355,460

		4,249,689

Materials & Processing - 2.03%

Air Products & Chemicals Inc	8,600	518,580
Avery Dennison Corp	11,300	598,448

		1,117,028

Multi-Industry - 0.98%

Honeywell International Inc	5,600	205,128
Textron Inc	4,400	333,740

		538,868

Producer Durables - 6.32%

Lexmark International Inc ‘A’ *	8,800	570,504
Lockheed Martin Corp	15,900	1,031,433
The Boeing Co	17,000	1,122,000
United Technologies Corp	14,800	759,980

		3,483,917

Technology - 9.29%

Comverse Technology Inc *	20,300	480,095
Hewlett-Packard Co	2,800	65,828
International Business Machines Corp	7,400	549,080
Maxim Integrated Products Inc	7,200	275,112
Microsoft Corp	44,900	1,115,316
Nokia OYJ ADR (Finland)	61,800	1,028,352
Nortel Networks Corp * (Canada)	236,100	616,221
Raytheon Co	17,000	665,040
Solectron Corp *	85,400	323,666

		5,118,710

Utilities - 10.29%

Alltel Corp	12,900	803,412
AT&T Corp	15,800	300,832
Comcast Corp ‘A’ *	29,000	890,300
Nextel Communications Inc ‘A’ *	40,200	1,298,862
SBC Communications Inc	30,700	729,125
Sempra Energy	14,200	586,602
SES GLOBAL SA FDR (Luxembourg)	18,500	278,729
Sprint Corp	11,200	281,008
Verizon Communications Inc	14,500	500,975

		5,669,845

Total Common Stocks
(Cost $48,907,419)		53,299,589

See explanation of symbols and terms, if any, on page 33

PACIFIC FUNDS
PF SALOMON BROTHERS LARGE-CAP VALUE FUND
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENT - 3.07%

Money Market Fund - 3.07%

BlackRock Liquidity Funds Institutional TempFund	1,692,017	$1,692,017

Total Short-Term Investment (Cost $1,692,017)		1,692,017

TOTAL INVESTMENTS - 99.82% (Cost $50,599,436)		54,991,606

OTHER ASSETS & LIABILITIES, NET - 0.18%		98,808

NET ASSETS - 100.00%		$55,090,414

See explanation of symbols and terms, if any, on page 33

PACIFIC FUNDS
PF VAN KAMPEN COMSTOCK FUND
Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value

PREFERRED STOCKS - 0.29%

Integrated Oils - 0.29%

Petroleo Brasileiro SA ‘A’ ADR (Brazil)	1,700	$78,268

Total Preferred Stocks (Cost $71,348)		78,268

COMMON STOCKS - 92.27%

Autos & Transportation - 0.43%

Southwest Airlines Co	8,200	114,226

Consumer Discretionary - 14.45%

Best Buy Co Inc	1,700	116,535
Clear Channel Communications Inc	18,900	584,577
Eastman Kodak Co	5,200	139,620
Federated Department Stores Inc	1,700	124,576
Jones Apparel Group Inc	5,900	183,136
Kimberly-Clark Corp	7,700	481,943
Liberty Media Corp ‘A’ *	38,000	387,220
Mattel Inc	8,200	150,060
McDonald’s Corp	3,500	97,125
The May Department Stores Co	2,800	112,448
The Walt Disney Co	15,900	400,362
Time Warner Inc *	19,700	329,187
Viacom Inc ‘B’	8,900	284,978
Wal-Mart Stores Inc	9,400	453,080

		3,844,847

Consumer Staples - 6.72%

Altria Group Inc	8,600	556,076
Kraft Foods Inc ‘A’	10,800	343,548
The Coca-Cola Co	8,100	338,175
Unilever NV ‘NY’ (Netherlands)	8,500	551,055

		1,788,854

Energy - 2.26%

Halliburton Co	12,600	602,532

Financial Services - 24.03%

Aflac Inc	1,500	64,920
Ambac Financial Group Inc	1,900	132,544
American International Group Inc	3,200	185,920
Assurant Inc	1,600	57,760
Bank of America Corp	18,400	839,224
Berkshire Hathaway Inc ‘B’ *	5	13,917
Capital One Financial Corp	200	16,002
Citigroup Inc	14,800	684,204
Fannie Mae	1,700	99,280
First Data Corp	2,900	116,406
Freddie Mac	16,800	1,095,864
Genworth Financial Inc ‘A’	4,600	139,058
JPMorgan Chase & Co	6,000	211,920
Lehman Brothers Holdings Inc	900	89,352
Merrill Lynch & Co Inc	3,300	181,533
MetLife Inc	2,800	125,832
RenaissanceRe Holdings Ltd (Bermuda)	300	14,772
SunGard Data Systems Inc *	4,000	140,680
SunTrust Banks Inc	400	28,896

The Bank of New York Co Inc	8,100	233,118
The Chubb Corp	5,600	479,416
The Hartford Financial Services Group Inc	800	59,824
The PNC Financial Services Group Inc	5,700	310,422
The St. Paul Travelers Cos Inc	3,386	133,849
Torchmark Corp	3,500	182,700
Wachovia Corp	3,856	191,258
Wells Fargo & Co	9,200	566,536

		6,395,207

Health Care - 14.93%

AmerisourceBergen Corp	3,600	248,940
Bristol-Myers Squibb Co	35,900	896,782
GlaxoSmithKline PLC ADR (United Kingdom)	26,200	1,270,962
Pfizer Inc	13,500	372,330
Roche Holding AG ADR (Switzerland)	6,100	386,160
Sanofi-Aventis ADR (France)	4,500	184,455
Schering-Plough Corp	14,500	276,370
Wyeth	7,600	338,200

		3,974,199

Integrated Oils - 2.47%

ConocoPhillips	2,600	149,474
GlobalSantaFe Corp	3,300	134,640
Schlumberger Ltd	900	68,346
Total SA ADR (France)	2,600	303,810

		656,270

Materials & Processing - 10.90%

Alcoa Inc	18,800	491,244
E.I. du Pont de Nemours & Co	12,000	516,120
Georgia-Pacific Corp	20,010	636,318
International Paper Co	27,658	835,548
Rohm & Haas Co	3,900	180,726
The Dow Chemical Co	5,400	240,462

		2,900,418

Producer Durables - 0.63%

Cognex Corp	1,700	44,523
Credence Systems Corp *	3,800	34,390
Lexmark International Inc ‘A’ *	1,200	77,796
Novellus Systems Inc *	400	9,884

		166,593

Technology - 3.16%

Affiliated Computer Services Inc ‘A’ *	4,200	214,620
Check Point Software Technologies Ltd * (Israel)	800	15,840
Cisco Systems Inc *	4,600	87,906
Flextronics International Ltd * (Singapore)	3,800	50,198
Hewlett-Packard Co	8,600	202,186
Intel Corp	700	18,242
International Business Machines Corp	1,100	81,620
Jabil Circuit Inc *	300	9,219
Microsoft Corp	3,500	86,940
Nokia OYJ ADR (Finland)	2,400	39,936
Telefonaktiebolaget LM Ericsson ADR (Sweden)	1,100	35,145

		841,852

See explanation of symbols and terms, if any, on page 33

PACIFIC FUNDS
PF VAN KAMPEN COMSTOCK FUND
Schedule of Investments (Continuted)
June 30, 2005 (Unaudited)

	Shares	Value

Utilities - 12.29%

American Electric Power Co Inc	5,800	$213,846
Constellation Energy Group Inc	4,500	259,605
Dominion Resources Inc	3,100	227,509
FirstEnergy Corp	5,200	250,172
Public Service Enterprise Group Inc	2,700	164,214
SBC Communications Inc	32,700	776,625
Sprint Corp	21,300	534,417
Verizon Communications Inc	24,400	843,020

		3,269,408

Total Common Stocks
(Cost $22,706,510)		24,554,406

	Principal Amount

SHORT-TERM INVESTMENTS - 10.43%

U.S. Government Agency Issue - 10.42%

Federal Home Loan Bank
2.600% due 07/01/05	$2,774,000	2,774,000

	Shares

Money Market Funds - 0.01%

BlackRock Liquidity Funds Institutional
TempCash	955	955
BlackRock Liquidity Funds Institutional
TempFund	954	954

		1,909

Total Short-Term Investments
(Cost $2,775,909)		2,775,909

TOTAL INVESTMENTS - 102.99%
(Cost $25,553,767)		27,408,583

OTHER ASSETS & LIABILITIES, NET - (2.99%)		(795,418)

NET ASSETS - 100.00%		$26,613,165

Note to Schedule of Investments

(a)   Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See explanation of symbols and terms, if any, on page 33

PACIFIC FUNDS
PF VAN KAMPEN REAL ESTATE FUND
Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS - 97.14%

Consumer Discretionary - 9.89%

Hilton Hotels Corp	31,620	$754,137
Lodgian Inc *	1,900	19,513
Starwood Hotels & Resorts Worldwide Inc	15,765	923,356

		1,697,006

Financial Services - 86.11%

Acadia Realty Trust	8,420	157,033
AMB Property Corp	10,945	475,341
American Campus Communities Inc #	1,000	22,680
AMLI Residential Properties Trust	1,300	40,638
Apartment Investment & Management Co ‘A’	1,865	76,316
Archstone-Smith Trust	19,595	756,759
Arden Realty Inc	12,340	443,993
AvalonBay Communities Inc	10,215	825,372
Boston Properties Inc	11,590	811,300
Brandywine Realty Trust	7,890	241,828
BRE Properties Inc ‘A’	6,300	263,655
Brookfield Properties Corp (Canada)	28,297	814,954
Capital Automotive REIT	1,280	48,858
Catellus Development Corp	11,420	374,576
Correctional Properties Trust	655	18,536
Developers Diversified Realty Corp	1,270	58,369
Equity Lifestyle Properties Inc	5,745	228,421
Equity Office Properties Trust	10,960	362,776
Equity Residential	8,990	331,012
Essex Property Trust Inc	4,600	382,076
Federal Realty Investment Trust	9,720	573,480
Gables Residential Trust	4,125	178,324
General Growth Properties Inc	4,795	197,027
Health Care Property Investors Inc	1,420	38,397
Heritage Property Investment Trust	2,740	95,955
Highwoods Properties Inc	1,400	41,664
Host Marriott Corp	28,920	506,100
Kilroy Realty Corp	100	4,749
Mack-Cali Realty Corp	7,995	362,173
MeriStar Hospitality Corp *	9,190	79,034
Omega Healthcare Investors Inc	8,375	107,702
Pan Pacific Retail Properties Inc	355	23,565
Post Properties Inc	9,025	325,893
Prentiss Properties Trust	2,160	78,710
ProLogis	4,400	177,056
PS Business Parks Inc CA	4,215	187,357
Public Storage Inc	8,210	519,282
Ramco-Gershenson Properties Trust	300	8,784
Reckson Associates Realty Corp	8,650	290,208
Regency Centers Corp	9,275	530,530
Senior Housing Properties Trust	10,245	193,733
Shurgard Storage Centers Inc ‘A’	7,256	333,486
Simon Property Group Inc	20,640	1,496,194
SL Green Realty Corp	5,800	374,100
Spirit Finance Corp	4,935	57,986
Taubman Centers Inc	7,020	239,312
The Macerich Co	8,325	558,191
Trizec Properties Inc	1,165	23,964
Vornado Realty Trust	5,510	443,004

		14,780,453

Health Care - 0.00%

Sunrise Senior Living REIT (Canada)	100	1,025

Materials & Processing - 1.14%

Forest City Enterprises Inc ‘A’	2,765	196,315

Total Common Stocks
(Cost $14,976,724)		16,674,799

SHORT-TERM INVESTMENT - 3.18%

Money Market Fund - 3.18%

BlackRock Liquidity Funds Institutional TempFund	544,791	544,791

Total Short-Term Investment
(Cost $544,791)		544,791

TOTAL INVESTMENTS - 100.32%
(Cost $15,521,515)		17,219,590

OTHER ASSETS & LIABILITIES, NET - (0.32%)		(54,503)

NET ASSETS - 100.00%		$17,165,087

See explanation of symbols and terms, if any, on page 33

PACIFIC FUNDS
PF VAN KAMPEN MID-CAP GROWTH FUND
Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.08%

Autos & Transportation - 5.35%

C.H. Robinson Worldwide Inc	12,425	$723,135
Expeditors International of Washington Inc	7,200	358,632
Harley-Davidson Inc	11,100	550,560
Polaris Industries Inc	6,400	345,600

		1,977,927

Consumer Discretionary – 44.78%

Activision Inc *	20,633	340,857
Amazon.com Inc *	14,700	486,276
Bed Bath & Beyond Inc *	8,400	350,952
BJ’s Wholesale Club Inc *	17,800	578,322
Career Education Corp *	9,600	351,456
Chico’s FAS Inc *	10,420	357,198
ChoicePoint Inc *	9,225	369,461
Dolby Laboratories Inc ‘A’ *	14,299	315,436
Fisher Scientific International Inc *	4,210	273,229
Getty Images Inc *	14,625	1,086,052
International Game Technology	30,850	868,427
International Speedway Corp ‘A’	4,610	259,359
Iron Mountain Inc *	17,800	552,156
ITT Educational Services Inc *	7,950	424,689
Lamar Advertising Co ‘A’ *	16,900	722,813
Laureate Education Inc *	7,375	352,968
Monster Worldwide Inc *	29,100	834,588
NetEase.com Inc ADR * (China)	4,600	262,706
P.F. Chang’s China Bistro Inc *	9,280	547,334
Penn National Gaming Inc *	12,200	445,300
SCP Pool Corp	10,300	361,427
Shanda Interactive Entertainment Ltd ADR * (China)	9,800	360,542
SINA Corp * (China)	9,200	256,680
Station Casinos Inc	15,875	1,054,100
Strayer Education Inc	7,925	683,611
The Cheesecake Factory Inc *	16,350	567,836
The Corporate Executive Board Co	19,683	1,541,769
Tractor Supply Co *	7,500	368,250
Univision Communications Inc ‘A’ *	9,450	260,348
Urban Outfitters Inc *	7,900	447,851
Weight Watchers International Inc *	7,100	366,431
Wynn Resorts Ltd *	10,520	497,280

		16,545,704

Financial Services - 10.37%

Ameritrade Holding Corp *	21,350	396,896
Calamos Asset Management Inc ‘A’	22,788	620,745
CB Richard Ellis Group Inc ‘A’ *	9,100	399,126
Chicago Mercantile Exchange Holdings Inc	3,410	1,007,655
Global Payments Inc	5,425	367,815
Moody’s Corp	360	16,186
Plum Creek Timber Co Inc	14,300	519,090
White Mountains Insurance Group Ltd	800	504,720

		3,832,233

Health Care - 10.64%

Affymetrix Inc *	5,300	285,829
Dade Behring Holdings Inc	7,875	511,954
Gen-Probe Inc *	10,925	395,813

INAMED Corp *	4,250	284,622
Kinetic Concepts Inc *	6,302	378,120
Patterson Cos Inc *	11,500	518,420
St. Jude Medical Inc *	10,700	466,627
Stericycle Inc *	10,800	543,456
The Cooper Cos Inc	3,500	213,010
VCA Antech Inc *	13,700	332,225

		3,930,076

Integrated Oils - 3.77%

Ultra Petroleum Corp *	45,880	1,392,917

Materials & Processing - 6.01%

Cameco Corp (Canada)	13,300	595,175
Monsanto Co	5,500	345,785
Rinker Group Ltd ADR (Australia)	10,492	557,020
Sealed Air Corp *	7,190	357,990
The St. Joe Co	4,500	366,930

		2,222,900

Multi-Industry - 1.46%

Brascan Corp ‘A’ (Canada)	14,142	539,659

Producer Durables - 4.31%

Crown Castle International Corp *	41,762	848,604
NVR Inc *	920	745,200

		1,593,804

Technology – 7.40%

Akamai Technologies Inc *	22,400	294,112
Marvell Technology Group Ltd * (Bermuda)	14,275	543,021
Network Appliance Inc *	12,175	344,187
Red Hat Inc *	28,700	375,970
salesforce.com inc *	29,500	604,160
Tessera Technologies Inc *	17,100	571,311

		2,732,761

Utilities - 3.99%

NII Holdings Inc *	16,645	1,064,281
Questar Corp	6,225	410,228

		1,474,509

Total Common Stocks
(Cost $30,585,152)		36,242,490

See explanation of symbols and terms, if any, on page 33

PACIFIC FUNDS
PF VAN KAMPEN MID-CAP GROWTH FUND
Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENTS - 2.14%

U.S. Government Agency Issue - 2.14%

Federal Home Loan Bank
2.600% due 07/01/05	$790,000	$790,000

	Shares

Money Market Fund - 0.00%

BlackRock Liquidity Funds Institutional TempCash	521	521

Total Short-Term Investments
(Cost $790,521)		790,521

TOTAL INVESTMENTS - 100.22%
(Cost $31,375,673)		37,033,011

OTHER ASSETS & LIABILITIES, NET - (0.22%)		(82,952)

NET ASSETS - 100.00%		$36,950,059

Note to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

Explanation of Symbols for Schedules of Investments

*	Non-income producing securities.

+	Securities were fair valued under procedures established by the Fund’s Board of Trustees.

~

Securities are not registered under the Securities Act of 1933 (1933 Act). These securities may be sold to “qualified institutional buyers” in transactions exempt from registration pursuant to Rule 144A of the 1933 Act.

#	Securities purchased on a when-issued or delayed-delivery basis.

‡	Securities were fully/partially segregated with the custodian to cover margin requirements for open futures contracts as of June 30, 2005.

“	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

^	Securities with their principal amount adjusted for inflation.

§	Variable rate securities. The rate listed is as of June 30, 2005.

¸	A portion of this security is subject to call/put options written.

Explanation of Terms for Schedules of Investments

Currency Abbreviations:

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNY	Chinese Yuan

EUR	Eurodollar

GBP	British Pound

JPY	Japanese Yen

KRW	Korean Won

Other Abbreviations:

ADR	American Depositary Receipt

CBOE	Chicago Board of Options Exchange

CBOT	Chicago Board of Trade

CME	Chicago Mercantile Exchange

FDR	Fiduciary Depositary Receipt

GDR	Global Depositary Receipt

LIBOR	London Interbank Offered Rate

‘NY’	New York Shares

NYSE	New York Stock Exchange

OTC	Over the Counter

TSE	Toronto Stock Exchange

Item 2. Controls and Procedures

(a)

The Chairman of the Board, President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)

Separate certifications for the principal executive officer and the principal financial officers of the Registrant as required by Rule 30a-2 (a) under the Investment Company Act of 1940 are filed herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Funds

By:	/s/ Glenn S. Schafer

Glenn S. Schafer
President

Date:	August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas C. Sutton

Thomas C. Sutton
Chairman of the Board of Trustees

Date:	August 29, 2005

By:	/s/ Glenn S. Schafer

Glenn S. Schafer
President

Date:	August 29, 2005

By:	/s/ Brian D. Klemens

Brian D. Klemens
Treasurer (Principal Financial and
Accounting Officer)

Date:	August 29, 2005